UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07607

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RANDY TAKIAN 522 FIFTH AVENUE NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-281-2715

Date of fiscal year end:	12/31

Date of reporting period:	3/31/09

Item 1. Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

The Universal Institutional Funds, Inc.

Capital Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

	Shares	Value (000)
Common Stocks (98.6%)
Advertising Agencies (0.4%)
Monster Worldwide, Inc. (a)	32,346	$264

Air Transport (2.7%)
Expeditors International Washington, Inc.	55,762	1,577

Biotechnology Research & Production (2.9%)
Illumina, Inc. (a)	45,460	1,693

Building: Cement (2.8%)
Cemex S.A.B. de C.V. ADR (a)	79,687	498
Martin Marietta Materials, Inc.	14,355	1,138
		1,636
Casinos & Gambling (1.5%)
Wynn Resorts Ltd. (a)	43,338	865

Chemicals (8.2%)
Monsanto Co.	58,348	4,849

Communications & Media (0.5%)
McGraw-Hill Cos., Inc. (The)	12,120	277

Communications Technology (10.2%)
America Movil S.A.B. de C.V., Class L ADR	42,712	1,156
China Mobile Ltd. ADR	17,529	763
Cisco Systems, Inc. (a)	90,743	1,522
QUALCOMM, Inc.	36,266	1,411
Research In Motion Ltd. (a)	27,675	1,192
		6,044
Computer Services Software & Systems (12.6%)
Baidu, Inc. ADR (a)	5,683	1,004
Google, Inc., Class A (a)	12,165	4,234
Tencent Holdings Ltd.	194,200	1,443
VMware, Inc., Class A (a)	18,772	443
Yahoo!, Inc. (a)	22,752	292
		7,416
Computer Technology (5.8%)
Apple, Inc. (a)	32,435	3,410
Seagate Technology, Inc. (a)(b)(c)	27,600	—
		3,410
Diversified Financial Services (2.2%)
CME Group, Inc.	5,286	1,302

Drugs & Pharmaceuticals (2.5%)
Allergan, Inc.	19,782	945
Gen-Probe, Inc. (a)	11,953	545
		1,490
Electronics: Medical Systems (0.8%)
Intuitive Surgical, Inc. (a)	4,849	462

Electronics: Semi-Conductors/Components (0.9%)
First Solar, Inc. (a)	4,158	552

Energy — Miscellaneous (8.0%)
Southwestern Energy Co. (a)	63,323	1,880
Ultra Petroleum Corp. (a)	78,711	2,825
		4,705
Finance Companies (1.6%)
BM&F Bovespa S.A.	307,005	933

Financial — Miscellaneous (11.3%)
American Express Co.	40,665	554
Berkshire Hathaway, Inc., Class B (a)	590	1,664
Mastercard, Inc., Class A	12,452	2,085
Redecard S.A.	132,349	1,604
Visa, Inc., Class A	13,439	747
		6,654
Insurance: Multi-Line (1.2%)
Loews Corp.	31,573	698

Real Estate Investment Trusts (REIT) (3.7%)
Brookfield Asset Management, Inc., Class A	158,202	2,180

Restaurants (2.3%)
Starbucks Corp. (a)	122,759	1,364

Retail (7.5%)
Amazon.com, Inc. (a)	59,937	4,402

Services: Commercial (4.4%)
Corporate Executive Board Co. (The)	26,019	377
eBay, Inc. (a)	62,355	783
Leucadia National Corp. (a)	95,674	1,425
		2,585
Shipping (1.9%)
C.H. Robinson Worldwide, Inc.	24,818	1,132

Wholesalers (2.7%)
Li & Fung Ltd.	682,000	1,602
Total Common Stocks (Cost $81,731)		58,092

Short-Term Investment (1.6%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $933)(d)	932,957	933
Total Investments (100.2%) (Cost $82,664) +(e)		59,025
Liabilities in Excess of Other Assets (-0.2%)		(102)
Net Assets (100%)		$58,923

(a)	Non-income producing security.
(b)

At March 31, 2009, the Portfolio held a fair valued security valued at less than $500 representing less than 0.05% of net assets. The security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(c)	Security has been deemed illiquid at March 31, 2009.
(d)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Advisor. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2009, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $2,000. For the period ended March 31, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $1,900,000 and $3,246,000, respectively.

(e)

The approximate market value and percentage of total investments, $3,045,000 and 5.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments in the Notes to Portfolio of Investments.

+

At March 31, 2009, the U.S. Federal income tax cost basis of investments was approximately $82,664,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $23,639,000 of which $5,793,000 related to appreciated securities and $29,432,000 related to depreciated securities.

ADR	American Depositary Receipt

The Universal Institutional Funds, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

	Face Amount (000)		Value (000)
Fixed Income Securities (98.8%)
Agency Adjustable Rate Mortgages (0.1%)
Government National Mortgage Association,
Various Pools:
4.13%, 12/20/25	$19		$19
4.63%, 9/20/27	9		9
5.38%, 1/20/25 - 6/20/25	439		451
			479
Agency Fixed Rate Mortgages (45.7%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
10.50%, 1/1/10 - 5/1/19	—	@	1
11.50%, 10/1/15 - 5/1/19	6		7
Gold Pools:
4.50%, 5/1/23	4,990		5,142
5.00%, 1/1/37	12,972		13,415
5.50%, 9/1/37 - 10/1/37	22,708		23,591
6.00%, 4/1/36 - 5/1/38	5,955		6,234
6.50%, 9/1/32 - 10/1/37	4,889		5,162
7.50%, 6/1/20 - 8/1/32	333		362
8.50%, 8/1/30	11		11
9.50%, 12/1/22	6		6
10.00%, 6/1/17	5		6
April TBA:
4.50%, 4/15/39(a)	1,450		1,480
5.00%, 4/15/39(a)	20,700		21,350
5.50%, 4/15/39(a)	14,361		14,902
Federal National Mortgage Association,
Conventional Pools:
4.50%, 3/1/39	3,133		3,207
5.00%, 10/1/35 - 10/1/37	17,413		18,002
5.50%, 5/1/37 - 8/1/38	8,126		8,451
6.00%, 11/1/37	17,978		18,801
6.50%, 8/1/27 - 10/1/38	6,304		6,653
7.00%, 6/1/29 - 11/1/32	108		117
7.50%, 2/1/27 - 5/1/32	213		231
8.00%, 10/1/29 - 9/1/32	597		649
8.50%, 5/1/30 - 2/1/31	20		22
9.50%, 11/1/21 - 4/1/30	107		119
10.00%, 3/1/16 - 5/1/22	11		13
10.50%, 1/1/16 - 5/1/22	250		284
11.00%, 6/1/19 - 9/1/20	12		14
11.50%, 11/1/19	2		2
13.00%, 10/1/15	—	@	—	@
April TBA:
4.00%, 4/25/24(a)	9,200		9,355
4.50%, 4/25/24(a)	2,425		2,497
5.00%, 4/25/24 - 4/25/39(a)	8,875		9,191
5.50%, 4/25/39(a)	17,125		17,775
Government National Mortgage Association,
Various Pools:
5.50%, 2/15/39	2,231		2,326
9.00%, 1/15/25	8		8
9.50%, 10/15/16	11		12
10.00%, 11/15/09 - 2/15/20	38		41
10.50%, 8/15/20	3		4
11.00%, 12/15/09 - 1/15/16	3		4
11.50%, 2/15/13 - 8/15/13	3		4
12.00%, 12/15/12	3		3
April TBA:
4.50%, 4/15/39(a)	8,975		9,182
5.50%, 4/15/39(a)	10,050		10,460
			209,096
Asset Backed Securities (1.7%)
Capital Auto Receivables Asset Trust,
0.57%, 4/15/11(b)	2,017		1,973
0.62%, 7/15/10 - 5/15/11(b)	3,427		3,316
Caterpillar Financial Services Corp.,
4.90%, 8/15/13	230		219
First Franklin Mortgage Loan Asset Backed Certificates,
0.57%, 7/25/36(b)	100		99
Ford Credit Auto Owner Trust,
0.57%, 4/15/10(b)	408		407
Residential Asset Mortgage Products, Inc.,
0.59%, 8/25/36(b)	214		206
0.61%, 10/25/36(b)	388		359
SLM Student Loan Trust,
1.15%, 10/27/14(b)	1,104		1,099
			7,678
Collateralized Mortgage Obligations — Agency Collateral Series (0.1%)
Federal Home Loan Mortgage Corp.,
IO STRIPS
7.50%, 12/1/29(c)	24		3
8.00%, 1/1/28 - 6/1/31(c)	46		6
Federal National Mortgage Association,
Inv Fl IO REMIC
6.99%, 2/17/31	145		12
IO REMIC
6.00%, 5/25/33	550		46
6.00%, 7/25/33(c)	371		29
6.50%, 2/25/33(c)	142		13
IO STRIPS
8.00%, 4/1/24 - 6/1/30(c)	158		21
9.00%, 11/1/26(c)	7		1
REMIC
7.00%, 9/25/32	266		284
Government National Mortgage Association,
Inv Fl IO
7.02%, 9/16/31(c)	43		4
7.44%, 9/16/27(c)	68		7
7.64%, 8/16/31(c)	46		5
7.84%, 6/16/27	58		—	@
7.96%, 9/20/30(c)	82		8
7.99%, 12/16/29(c)	101		11
8.04%, 8/16/29	23		2
			452
Commercial Mortgage Backed Securities (1.3%)
Banc of America Commercial Mortgage, Inc.,
5.45%, 1/15/49	1,000		739
5.74%, 2/10/51(b)	1,475		1,052
Citigroup Commercial Mortgage Trust,
5.70%, 12/10/49(b)	1,360		939
Greenwich Capital Commercial Funding Corp.,
5.44%, 3/10/39	1,425		1,031
GS Mortgage Securities Corp. II,
5.56%, 11/10/39	975		735
JPMorgan Chase Commercial Mortgage Securities Corp.,
5.75%, 2/12/49(b)	650		461
5.82%, 6/15/49(b)	1,250		864
			5,821

The Universal Institutional Funds, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

	Face Amount (000)	Value (000)
Finance (6.6%)
Ace INA Holding, Inc.,
5.60%, 5/15/15	$400	$373
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11(d)	1,255	957
American Express Credit Corp.,
7.30%, 8/20/13	870	808
Bank of America Corp.,
5.75%, 12/1/17	3,075	2,587
Bank of New York Mellon Corp. (The),
4.50%, 4/1/13	705	699
5.13%, 8/27/13	810	830
Bear Stearns Cos. LLC (The),
5.55%, 1/22/17	530	446
7.25%, 2/1/18	670	693
Berkshire Hathaway Finance Corp.,
5.40%, 5/15/18	1,080	1,075
Catlin Insurance Co., Ltd.,
7.25%, (b)(d)(e)	785	213
Chubb Corp.,
5.75%, 5/15/18	130	129
Citigroup, Inc.,
5.88%, 5/29/37	660	509
6.13%, 5/15/18	390	337
Credit Suisse USA, Inc.,
5.13%, 8/15/15	340	316
Credit Suisse, New York,
5.00%, 5/15/13	305	295
6.00%, 2/15/18	610	533
Farmers Exchange Capital,
7.05%, 7/15/28(d)	855	520
Farmers Insurance Exchange,
8.63%, 5/1/24(d)	250	158
General Electric Capital Corp.,
5.63%, 5/1/18	1,955	1,703
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18	2,915	2,667
HBOS plc,
6.75%, 5/21/18(d)	790	610
HSBC Finance Corp.,
6.38%, 10/15/11	830	718
6.75%, 5/15/11	585	522
JPMorgan Chase & Co.,
4.75%, 5/1/13	1,945	1,887
6.00%, 1/15/18	1,210	1,224
Merrill Lynch & Co., Inc.,
6.88%, 4/25/18	1,725	1,351
MetLife, Inc.,
6.82%, 8/15/18	555	477
Nationwide Building Society,
4.25%, 2/1/10(d)	930	921
NYSE Euronext,
4.80%, 6/28/13	555	555
Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17	385	245
Prudential Financial, Inc.,
6.63%, 12/1/37	430	233
SLM Corp.,
4.00%, 1/15/10	540	456
Travelers Cos., Inc. (The),
5.80%, 5/15/18	410	398
Two-Rock Pass Through Trust,
2.17%, (b)(d)(e)	475	1
UBS AG,
5.88%, 12/20/17	480	414
Wachovia Capital Trust III,
5.80%, (b)(e)	1,655	596
Wachovia Corp.,
5.50%, 5/1/13	510	471
WellPoint, Inc.,
7.00%, 2/15/19	160	160
Wells Fargo & Co.,
5.63%, 12/11/17	1,920	1,755
Western Union Co. (The),
6.50%, 2/26/14	470	480
Xlliac Global Funding,
4.80%, 8/10/10(d)	825	697
		30,019
Industrials (16.7%)
Altria Group, Inc.,
9.25%, 8/6/19	460	493
Amgen, Inc.,
5.70%, 2/1/19	615	626
5.85%, 6/1/17	785	805
Anheuser-Busch InBev Worldwide, Inc.,
7.20%, 1/15/14(d)	770	808
Apache Corp.,
6.90%, 9/15/18	120	131
ArcelorMittal,
6.13%, 6/1/18	805	583
Archer-Daniels-Midland Co.,
5.45%, 3/15/18	585	586
AstraZeneca plc,
5.90%, 9/15/17	520	552
AT&T Corp.,
8.00%, 11/15/31	1,310	1,427
AT&T, Inc.,
5.60%, 5/15/18	275	268
6.15%, 9/15/34	415	365
6.30%, 1/15/38	170	150
BAT International Finance plc,
9.50%, 11/15/18(d)	610	694
Baxter International, Inc.,
5.38%, 6/1/18	245	252
Biogen Idec, Inc.,
6.88%, 3/1/18	645	614
Boeing Co.,
6.00%, 3/15/19	435	448
Bristol-Myers Squibb Co.,
5.45%, 5/1/18	755	776
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	455	308
7.13%, 6/15/12	640	531
Canadian National Railway Co.,
5.55%, 5/15/18 - 3/1/19	420	431
Chevron Corp.,
4.95%, 3/3/19	1,080	1,106
Cisco Systems, Inc.,
4.95%, 2/15/19	630	621
5.90%, 2/15/39	275	254
Coca-Cola Co. (The),
4.88%, 3/15/19	680	689
Comcast Corp.,
5.70%, 5/15/18	1,325	1,245
6.50%, 1/15/17	670	664
ConAgra Foods, Inc.,
7.00%, 10/1/28	190	184
8.25%, 9/15/30	470	504
ConocoPhillips,
5.20%, 5/15/18	820	813

The Universal Institutional Funds, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

	Face Amount (000)	Value (000)
Industrials (cont’d)
5.75%, 2/1/19	$230	$232
Consumers Energy Co.,
4.00%, 5/15/10	610	606
Cooper U.S., Inc.,
5.25%, 11/15/12	445	458
COX Communications, Inc.,
8.38%, 3/1/39(d)	450	423
CRH America, Inc.,
6.00%, 9/30/16	825	583
CVS Caremark Corp.,
5.75%, 8/15/11 - 6/1/17	425	427
CVS Pass-Through Trust,
6.04%, 12/10/28(d)	924	696
Daimler Finance North America LLC,
8.50%, 1/18/31	575	515
Delhaize America, Inc.,
9.00%, 4/15/31	703	749
Deutsche Telekom International Finance B.V.,
8.75%, 6/15/30	450	482
Devon Financing Corp. ULC,
7.88%, 9/30/31	635	651
Diageo Capital plc,
5.75%, 10/23/17	590	602
7.38%, 1/15/14	460	506
Dr. Pepper Snapple Group, Inc.,
6.82%, 5/1/18	635	600
Duke University,
5.15%, 4/1/19	680	683
E.I. Du Pont de Nemours & Co.,
6.00%, 7/15/18	465	468
Emerson Electric Co.,
4.88%, 10/15/19	720	729
EnCana Corp.,
5.90%, 12/1/17	425	402
FBG Finance Ltd.,
5.13%, 6/15/15(d)	790	673
Fiserve, Inc.,
6.80%, 11/20/17	315	295
France Telecom S.A.,
8.50%, 3/1/31	405	512
Gaz Capital S.A.,
6.51%, 3/7/22(d)	165	107
General Electric Co.,
5.25%, 12/6/17	2,940	2,724
General Mills, Inc.,
5.25%, 8/15/13	335	346
5.65%, 2/15/19	985	1,005
GlaxoSmithKline Capital, Inc.,
5.65%, 5/15/18	570	586
Grupo Televisa S.A.,
6.00%, 5/15/18	535	487
Harley-Davidson Funding Corp.,
6.80%, 6/15/18(d)	380	247
Hewlett-Packard Co.,
4.75%, 6/2/14	610	617
5.50%, 3/1/18	285	293
Home Depot, Inc.,
5.40%, 3/1/16	1,120	1,008
Honeywell International, Inc.,
5.30%, 3/1/18	600	614
Hospira, Inc.,
1.71%, 3/30/10(b)	905	844
International Business Machines Corp.,
7.63%, 10/15/18	255	293
8.00%, 10/15/38	130	155
John Deere Capital Corp.,
5.75%, 9/10/18	560	533
KLA-Tencor Corp.,
6.90%, 5/1/18	590	467
Koninklijke Philips Electronics N.V.,
5.75%, 3/11/18	905	891
Kraft Foods, Inc.,
6.13%, 2/1/18 - 8/23/18	915	919
6.75%, 2/19/14	175	190
7.00%, 8/11/37	115	114
Kroger Co. (The),
5.00%, 4/15/13	195	196
6.40%, 8/15/17	340	349
LG Electronics, Inc.,
5.00%, 6/17/10(d)	360	341
McDonald’s Corp.,
5.00%, 2/1/19	255	266
Medco Health Solutions, Inc.,
7.13%, 3/15/18	725	721
MGM Mirage,
6.00%, 10/1/09	540	294
13.00%, 11/15/13(d)	860	645
Monsanto Co.,
5.13%, 4/15/18	225	228
News America, Inc.,
6.90%, 3/1/19(d)	915	855
Norfolk Southern Corp.,
5.75%, 1/15/16(d)	425	428
Novartis Capital Corp.,
4.13%, 2/10/14	855	875
Oracle Corp.,
5.75%, 4/15/18	830	868
Parker Hannifin Corp.,
5.50%, 5/15/18	460	450
Pearson Dollar Finance Two plc,
6.25%, 5/6/18(d)	290	252
Petro-Canada,
6.05%, 5/15/18	285	245
Pfizer, Inc.,
6.20%, 3/15/19	1,865	1,991
Philip Morris International, Inc.,
5.65%, 5/16/18	770	766
Procter & Gamble Co. (The),
4.60%, 1/15/14	320	339
4.70%, 2/15/19	1,015	1,026
Questar Market Resources, Inc.,
6.80%, 4/1/18	845	758
Reynolds American, Inc.,
6.50%, 7/15/10	655	657
Rio Tinto Finance USA Ltd.,
6.50%, 7/15/18	420	368
Roche Holdings, Inc.,
6.00%, 3/1/19(d)	1,545	1,593
Rogers Communications, Inc.,
6.80%, 8/15/18	445	446
Sprint Capital Corp.,
8.75%, 3/15/32	620	419
Systems 2001 Asset Trust LLC,
6.66%, 9/15/13(d)	446	420
Telecom Italia Capital S.A.,
4.00%, 1/15/10	875	862
4.88%, 10/1/10	120	117
7.00%, 6/4/18	645	586
Telefonica Europe B.V.,
8.25%, 9/15/30	1,330	1,467

The Universal Institutional Funds, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

	Face Amount (000)	Value (000)
Industrials (cont’d)
Time Warner Cable, Inc.,
6.75%, 7/1/18	$1,325	$1,246
8.25%, 4/1/19	465	478
8.75%, 2/14/19	770	819
Time Warner, Inc.,
5.88%, 11/15/16	825	782
Transocean, Inc.,
6.00%, 3/15/18	630	595
Union Pacific Corp.,
5.45%, 1/31/13	570	572
6.13%, 2/15/20	570	556
UnitedHealth Group, Inc.,
6.00%, 2/15/18	790	760
Verizon Communications, Inc.,
5.50%, 2/15/18	1,215	1,159
6.35%, 4/1/19	1,025	1,014
8.95%, 3/1/39	405	467
Verizon Wireless Capital LLC,
5.55%, 2/1/14(d)	680	681
Viacom, Inc.,
6.88%, 4/30/36	620	453
Vivendi,
6.63%, 4/4/18(d)	1,040	955
Vodafone Group plc,
5.63%, 2/27/17	600	596
Walgreen Co.,
5.25%, 1/15/19	870	874
Wal-Mart Stores, Inc.,
4.13%, 2/1/19	1,115	1,081
4.25%, 4/15/13	845	889
Weatherford International Ltd.,
6.00%, 3/15/18	395	323
WellPoint, Inc.,
4.25%, 12/15/09	165	166
Wyeth,
5.45%, 4/1/17	80	80
5.50%, 2/15/16	100	102
Xerox Corp.,
6.35%, 5/15/18	610	455
XTO Energy, Inc.,
5.50%, 6/15/18	710	661
6.50%, 12/15/18	175	174
Yum! Brands, Inc.,
6.25%, 3/15/18	345	322
8.88%, 4/15/11	405	433
		76,181
Mortgages — Other (0.2%)
Countrywide Alternative Loan Trust,
1.02%, 6/25/47(b)(c)	1,950	169
Deutsche ALT-A Securities NIM Trust,
6.75%, 2/25/47(c)(d)	28	—	@
Mastr Adjustable Rate Mortgages Trust,
2.57%, 4/25/46(b)(c)	1,309	134
Structured Asset Mortgage Investments, Inc.,
0.80%, 7/25/46(b)(c)	1,873	217
WaMu Mortgage Pass Through Certificates,
0.78%, 10/25/45(b)(c)	30	25
0.79%, 4/25/45(b)	502	149
0.87%, 6/25/46(b)	725	23
0.88%, 7/25/45(b)	415	129
		846
Sovereign (0.4%)
Federative Republic of Brazil,
6.00%, 1/17/17	1,630	1,634
Korea Railroad Corp.,
5.38%, 5/15/13(d)	435	381
		2,015
U.S. Agency Securities (3.9%)
Federal Home Loan Mortgage Corp.,
4.88%, 6/13/18	6,817	7,574
5.13%, 11/17/17	1,460	1,632
6.75%, 3/15/31	1,500	2,007
Federal National Mortgage Association,
5.00%, 5/11/17	4,250	4,724
6.63%, 11/15/30	1,500	1,974
		17,911
U.S. Treasury Securities (18.8%)
U.S. Treasury Bond Coupon STRIPS,
Zero Coupon, 11/15/19 - 11/15/21	34,705	22,347
U.S. Treasury Bond Principal STRIPS,
Zero Coupon, 11/15/21	14,765	9,350
U.S. Treasury Bonds,
3.50%, 2/15/39	14,800	14,629
6.25%, 8/15/23	6,359	8,368
U.S. Treasury Notes,
1.50%, 12/31/13	2,501	2,496
1.75%, 1/31/14	14,540	14,643
2.75%, 2/15/19	3,399	3,419
4.00%, 8/15/18	7,175	7,975
4.75%, 8/15/17	2,371	2,774
		86,001
Utilities (3.3%)
AES Corp. (The),
8.75%, 5/15/13(d)	855	846
Alabama Power Co.,
5.80%, 11/15/13	335	360
Carolina Power & Light Co.,
5.30%, 1/15/19	265	269
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37	185	123
7.88%, 4/1/13	180	184
Colorado Interstate Gas Co.,
6.80%, 11/15/15	275	259
Detroit Edison Co. (The),
6.13%, 10/1/10	505	520
E.ON International Finance B.V.,
5.80%, 4/30/18(d)	1,410	1,389
EDF S.A.,
6.50%, 1/26/19(d)	1,390	1,435
Enterprise Products Operating LLC,
6.50%, 1/31/19	705	649
Equitable Resources, Inc.,
6.50%, 4/1/18	510	451
FPL Group Capital, Inc.,
6.00%, 3/1/19	490	502
Georgia Power Co.,
6.00%, 11/1/13	235	255
Kinder Morgan Finance Co. ULC,
5.70%, 1/5/16	695	587
NiSource Finance Corp.,
1.82%, 11/23/09(b)	300	286
6.80%, 1/15/19	395	318
7.88%, 11/15/10	970	954
Ohio Edison Co.,
6.40%, 7/15/16	710	678

The Universal Institutional Funds, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

	Face Amount (000)	Value (000)
Utilities (cont’d)
Ohio Power Co.,
6.00%, 6/1/16	$255	$246
Pacificorp.,
5.50%, 1/15/19	155	159
Peco Energy Co.,
5.35%, 3/1/18	610	593
Plains All American Pipeline LP/PAA Finance Corp.,
6.70%, 5/15/36	890	646
PPL Energy Supply LLC,
6.30%, 7/15/13	390	391
Progress Energy, Inc.,
7.05%, 3/15/19	420	429
Public Service Co. of Colorado,
5.80%, 8/1/18	90	95
6.50%, 8/1/38	405	436
Texas Eastern Transmission LP,
7.00%, 7/15/32	395	361
Union Electric Co.,
6.40%, 6/15/17	650	625
Virginia Electric & Power Co.,
8.88%, 11/15/38	920	1,128
		15,174
Total Fixed Income Securities (Cost $457,864)		451,673

	No. of Contracts
Call Option Purchased (0.1%)
EuroDollar 2-Year Mid-Curve Call @ $97.75, expiring 9/11/09 (f) (Cost $702)	910	580

	Shares
Short-Term Investments (23.6%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (g)	2,921,613	2,922

	Face Amount (000)
U.S. Agency Securities (17.3%)
Federal Home Loan Bank,
0.20%, 4/8/09(h)	$7,500	7,500
0.25%, 5/8/09(h)	15,000	14,998
0.30%, 4/9/09(h)	15,000	15,000
Federal Home Loan Mortgage Corp.,
0.18%, 4/1/09(h)	7,000	7,000
Federal National Mortgage Association,
0.22%, 6/17/09(h)	9,000	8,996
0.30%, 4/8/09(h)	15,000	15,000
0.33%, 4/22/09(h)	10,500	10,500
		78,994
U.S. Treasury Securities (5.7%)
U.S. Treasury Bills,
0.14%, 5/7/09(i)	10,000	9,999
0.14%, 5/15/09(i)(j)	16,262	16,259
		26,258
Total Short-Term Investments (Cost $108,168)		108,174
Total Investments (122.5%) (Cost $566,734) +		560,427
Liabilities in Excess of Other Assets (-22.5%)		(103,089)
Net Assets (100%)		$457,338

(a)	Security is subject to delayed delivery.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on March 31, 2009.
(c)

At March 31, 2009, the Portfolio held approximately $653,000 of fair valued securities, representing 0.1% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Trustees.

(d)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at March 31, 2009.

(f)	Non-income producing security.
(g)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2009, advisory fees paid were reduced by approximately $4,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $23,000. For the period ended March 31, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $146,099,000 and $166,184,000, respectively.

(h)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(i)	Rate shown is the yield to maturity at March 31, 2009.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
@	Face Amount/Value is less than $500.
+

At March 31, 2009, the U.S. Federal income tax cost basis of investments was approximately $566,734,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $6,307,000 of which $10,303,000 related to appreciated securities and $16,610,000 related to depreciated securities.

Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2009.
IO	Interest Only
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Universal Institutional Funds, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
90 Day
EuroDollar	55	$13,479	Mar-11	$54
90 Day
EuroDollar	24	5,870	Jun-11	25
90 Day
EuroDollar	24	5,858	Sep-11	24
90 Day
EuroDollar	24	5,846	Dec-11	22
U.S. Treasury
2 yr. Note	306	66,675	Jun-09	283
U.S. Treasury
5 yr. Note	414	49,169	Jun-09	677
Short:
90 Day
EuroDollar	31	7,540	Mar-12	(3)
U.S. Treasury
10 yr. Note	510	63,280	Jun-09	(1,454)
U.S. Treasury
Long Bond	121	15,694	Jun-09	(140)
				$(512)

Options Written:

The Portfolio had the following option(s) written open at period end:

	Number of Contracts	Premiums Received (000)	Value (000)
EuroDollar 2-Year Mid-Curve Call @ $98.50, expiring 9/11/09	910	$113	$74

The Universal Institutional Funds, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

Zero Coupon Swap Contracts

The Portfolio had the following zero coupon swap agreement(s) open at period end:

Swap Counterparty	Notional Amount (000)	Floating Rate Index	Pay/Receive Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Barclays Capital
	$14,765	3 Month LIBOR	Pay	11/15/21	$98
	8,152	3 Month LIBOR	Receive	11/15/21	(1,491)
Deutsche Bank
	5,488	3 Month LIBOR	Receive	11/15/21	(818)
JPMorgan Chase
	10,931	3 Month LIBOR	Receive	11/15/21	(1,893)
UBS
	3,395	3 Month LIBOR	Receive	11/15/19	(440)
	5,425	3 Month LIBOR	Pay	11/15/19	22
					$(4,522)

LIBOR — London Inter Bank Offer Rate

The Universal Institutional Funds, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

		Face Amount (000)	Value (000)
Fixed Income Securities (96.3%)
Argentina (0.3%)
Sovereign (0.3%)
Republic of Argentina,
8.28%, 12/31/33		$1,124	$309

Brazil (17.7%)
Sovereign (17.7%)
Banco Nacional de Desenvolvimento Economico e Social,
6.37%, 6/16/18 (a)		3,400	3,251
Federative Republic of Brazil,
6.00%, 1/17/17		2,280	2,286
7.13%, 1/20/37		350	352
8.00%, 1/15/18 (b)		2,643	2,897
8.88%, 10/14/19 - 4/15/24		4,765	5,602
10.50%, 7/14/14 (b)		1,270	1,572
11.00%, 8/17/40		3,610	4,603
			20,563
Bulgaria (0.6%)
Sovereign (0.6%)
Republic of Bulgaria,
8.25%, 1/15/15 (a)		651	658

Chile (0.8%)
Sovereign (0.8%)
Empresa Nacional de Petroleo,
6.75%, 11/15/12 (a)		910	931

Colombia (3.1%)
Sovereign (3.1%)
Republic of Colombia,
7.38%, 3/18/19 (b)		1,540	1,544
11.75%, 2/25/20		1,690	2,116
			3,660
Ecuador (0.7%)
Sovereign (0.7%)
Republic of Ecuador,
9.38%, 12/15/15		780	347
9.95%, 8/15/30 (c)		1,580	478
			825
Ghana (0.7%)
Sovereign (0.7%)
Republic of Ghana,
8.50%, 10/4/17 (a)		1,296	797

Indonesia (8.4%)
Corporate (1.4%)
Pindo Deli Finance Mauritius,
Tranche A, 3.18%, 4/28/15(a)(d)		195	108
Tranche B, 3.18%, 4/28/18(a)(d)		1,640	418
Tranche C, Zero Coupon, 4/28/25(d)		2,691	148
Tjiwi Kimia Finance Mauritius Ltd.,
Tranche A, 3.18%, 4/28/15(d)		781	433
Tranche B, 3.15%, 4/28/18(a)(d)		1,433	366
Tranche C, Zero Coupon, 4/28/27(a)(d)		2,923	161
			1,634
Sovereign (7.0%)
Republic of Indonesia,
6.88%, 1/17/18		800	648
6.88%, 1/17/18 (a)		250	202
7.75%, 1/17/38		1,230	952
7.75%, 1/17/38 (a)		2,926	2,282
11.63%, 3/4/19 (a)		3,640	3,977
			8,061
			9,695
Ivory Coast (0.2%)
Sovereign (0.2%)
Ivory Coast,
Zero Coupon, 3/31/18 (c)		1,530	283

Kazakhstan (2.8%)
Sovereign (2.8%)
Intergas Finance BV,
6.38%, 5/14/17		410	240
KazMunaiGaz Finance Sub BV,
9.13%, 7/2/18 (a)		4,130	3,056
			3,296
Mexico (12.6%)
Sovereign (12.6%)
Pemex Project Funding Master Trust,
2.62%, 6/15/10 (a)(d)		2,550	2,448
8.63%, 12/1/23		1,350	1,276
United Mexican States,
5.63%, 1/15/17 (b)		629	618
5.95%, 3/19/19 (b)		4,326	4,239
6.05%, 1/11/40		350	301
6.75%, 9/27/34		4,381	4,148
8.38%, 1/14/11		1,495	1,647
			14,677
Nigeria (1.5%)
Sovereign (1.5%)
UBS AG, Federal Republic of Nigeria, Credit Linked Unsecured Notes,
Zero Coupon, 4/9/09 (e)	NGN	254,400	1,722

Panama (1.8%)
Sovereign (1.8%)
Republic of Panama,
8.88%, 9/30/27		$383	412
9.38%, 4/1/29		1,550	1,709
			2,121
Peru (6.1%)
Sovereign (6.1%)
Republic of Peru,
6.55%, 3/14/37		1,760	1,584
7.13%, 3/30/19		2,070	2,101
7.35%, 7/21/25		350	353
8.75%, 11/21/33 (b)		2,657	2,989
			7,027
Philippines (5.3%)
Sovereign (5.3%)
Republic of Philippines,
8.38%, 6/17/19 (b)		672	735
8.88%, 3/17/15		2,128	2,458
9.00%, 2/15/13 (b)		1,180	1,357

The Universal Institutional Funds, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

	Face Amount (000)	Value (000)
Philippines (cont’d)
9.50%, 2/2/30	$1,321	$1,569
		6,119
Qatar (0.7%)
Sovereign (0.7%)
State of Qatar (Registered),
9.75%, 6/15/30	660	842

Russia (12.5%)
Corporate (1.5%)
TNK-BP Finance S.A.,
7.88%, 3/13/18 (a)	2,550	1,798

Sovereign (11.0%)
RSHB Capital S.A. for OJSC Russian Agricultural Bank,
6.30%, 5/15/17 (a)	1,401	977
7.18%, 5/16/13	190	156
7.18%, 5/16/13 (a)	1,910	1,572
Russian Federation,
7.50%, 3/31/30 (a)(b)(f)	603	570
Russian Federation (Registered),
7.50%, 3/31/30 (f)	6,201	5,860
12.75%, 6/24/28	2,700	3,578
		12,713
		14,511
South Africa (1.2%)
Sovereign (1.2%)
Republic of South Africa,
7.38%, 4/25/12	1,295	1,340

South Korea (0.4%)
Sovereign (0.4%)
Korea Development Bank,
8.00%, 1/23/14	510	525

Trinidad (1.2%)
Sovereign (1.2%)
National Gas Co. of Trinidad & Tobago Ltd.,
6.05%, 1/15/36 (a)	2,069	1,371

Turkey (10.3%)
Sovereign (10.3%)
Republic of Turkey,
6.75%, 4/3/18	4,372	4,044
6.88%, 3/17/36	679	543
8.00%, 2/14/34	551	499
11.00%, 1/14/13	4,537	5,149
11.88%, 1/15/30	1,340	1,776
		12,011
Uruguay (0.3%)
Sovereign (0.3%)
Republic of Uruguay,
8.00%, 11/18/22	340	308

Venezuela (7.1%)
Sovereign (7.1%)
Republic of Venezuela,
5.75%, 2/26/16	1,634	801
7.00%, 3/31/38	1,079	466
8.50%, 10/8/14 (b)	1,300	806
9.00%, 5/7/23	403	208
9.25%, 5/7/28	2,302	1,169
9.25%, 9/15/27 (b)	3,500	2,048
10.75%, 9/19/13	3,760	2,735
		8,233
Total Fixed Income Securities (Cost $126,176)		111,824

	No. of Warrants
Warrants (0.2%)
Nigeria (0.1%)
Central Bank of Nigeria, expires 11/15/20 (d)	1,250	125

Venezuela (0.1%)
Republic of Venezuela, Oil-Linked Payment Obligation, expires 4/15/20 (d)	3,750	65
Total Warrants (Cost $—)		190

	Shares
Short-Term Investments (8.6%)
Securities held as Collateral on Loaned Securities (6.7%)
Investment Company (5.5%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (g)	6,386,074	6,386

	Face Amount (000)
Repurchase Agreement (1.2%)
Credit Suisse Securities USA LLC, 0.28%, dated 3/31/09, due 4/1/09, repurchase price $1,395; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: 4.50% - 5.50%, due 11/1/33 - 4/1/39, valued at $1,423.	$1,395	1,395
		7,781

	Shares
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (g)	2,219,058	2,219
Total Short-Term Investments (Cost $10,000)		10,000
Total Investments (105.1%) (Cost $136,176) — Including $7,598 of Securities Loaned +		122,014
Liabilities in Excess of Other Assets (-5.1%)		(5,953)
Net Assets (100%)		$116,061

(a)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)

All or a portion of security on loan at March 31, 2009. At March 31, 2009, the Portfolio had loaned securities with a total value of $7,598,000. This was secured by collateral of $7,781,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(c)	Issuer is in default.
(d)	Variable/Floating Rate Security — Interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2009
(e)	Security has been deemed illiquid at March 31, 2009.

The Universal Institutional Funds, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

(f)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2009. Maturity date disclosed is the ultimate maturity date.
(g)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Advisor, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2009, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $3,000. For the period ended March 31, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $48,806,000 and $44,240,000, respectively.

+

At March 31, 2009, the U.S. Federal income tax cost basis of investments was approximately $136,176,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $14,162,000 of which $2,746,000 related to appreciated securities and $16,908,000 related to depreciated securities.

NGN —	Nigerian Naira

The Universal Institutional Funds, Inc.

Emerging Markets Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

	Shares	Value (000)
Common Stocks (96.5%)
Brazil (11.0%)
Banco Bradesco S.A. ADR	173,900	$1,722
Banco Bradesco S.A. (Preference)	106,200	1,058
BM&F Bovespa S.A.	890,800	2,707
Cia de Bebidas das Americas (Preference) ADR	89,000	4,250
Cia Vale do Rio Doce ADR	884,725	9,980
Cia Vale do Rio Doce (Preference), Class A	9,555	110
Itau Unibanco Banco Multiplo S.A. ADR	890,784	9,692
Itau Unibanco Banco Multiplo S.A. (Preference)	74,720	825
Lojas Renner S.A.	211,100	1,307
NET Servicos de Comunicacao S.A. (Preference) (a)	561,429	4,078
PDG Realty S.A. Empreendimentos e Participacoes	233,400	1,308
Perdigao S.A.	296,797	3,712
Petroleo Brasileiro S.A. ADR (b)	360,893	8,842
Petroleo Brasileiro S.A. (Preference)	320,504	3,954
Ultrapar Participacoes S.A. (Preference)	83,430	1,992
Vivo Participacoes S.A. ADR	162,300	2,118
		57,655
China/Hong Kong (19.0%)
Anhui Conch Cement Co., Ltd., Class H (a)	1,173,000	6,472
Beijing Enterprises Holdings Ltd.	567,000	2,383
Belle International Holdings Ltd.	3,819,000	1,942
BYD Electronic International Co., Ltd.	2,694,500	952
China Communications Services Corp., Ltd., Class H	3,408,000	2,041
China Construction Bank Corp., Class H	15,097,000	8,574
China Life Insurance Co., Ltd., Class H	3,692,000	12,147
China Mobile Ltd.	1,964,000	17,097
China Railway Construction Corp. Ltd., Class H (a)	907,200	1,185
China Railway Group Ltd., Class H (a)	828,200	484
China Resources Power Holdings Co., Ltd.	1,615,000	3,379
China Unicom Hong Kong Ltd.	1,618,000	1,695
Datang International Power Generation Co., Ltd., Class H	3,946,000	1,737
Dongfeng Motor Group Co., Ltd., Class H	13,001,000	6,747
Focus Media Holding Ltd. ADR (a)(b)	242,800	1,651
GOME Electrical Appliances Holdings Ltd. (c)	34,717,000	5,017
Industrial & Commercial Bank of China, Class H	13,668,000	7,110
PetroChina Co., Ltd., Class H	10,942,000	8,721
Ping An Insurance Group Co. of China Ltd., Class H	921,500	5,502
Shanghai Industrial Holdings Ltd.	1,864,000	5,160
		99,996
Czech Republic (2.4%)
CEZ A.S.	143,968	5,137
Komercni Banka A.S.	39,180	3,904
Telefonica O2 Czech Republic A.S.	173,579	3,440
		12,481
Hungary (0.3%)
Richter Gedeon Nyrt	16,311	1,778

India (8.4%)
ACC Ltd.	101,000	1,150
Axis Bank Ltd.	214,000	1,769
Bharat Heavy Electricals Ltd.	184,914	5,539
Deccan Chronicle Holdings Ltd. (c)	1,051,294	983
HDFC Bank Ltd.	219,300	4,251
HDFC Bank Ltd. ADR	23,000	1,401
Hero Honda Motors Ltd.	126,000	2,669
Hindustan Petroleum Corp. Ltd.	345,138	1,832
Hindustan Unilever Ltd.	957,789	4,491
India Cements Ltd. (c)	708,969	1,490
Infosys Technologies Ltd.	209,584	5,478
ITC Ltd.	782,400	2,852
Maruti Suzuki India Ltd.	175,537	2,719
Oil & Natural Gas Corp. Ltd.	78,000	1,206
State Bank of India Ltd.	230,107	4,881
Union Bank Of India	536,000	1,558
		44,269
Indonesia (3.2%)
Astra International Tbk PT	1,726,900	2,149
Bank Central Asia Tbk PT	11,400,000	3,084
Bank Mandiri Tbk PT	7,441,000	1,414
Bank Rakyat Indonesia Tbk PT	5,260,000	1,914
Bumi Resources Tbk PT	8,407,000	598
Perusahaan Gas Negara PT	10,153,500	1,905
Telekomunikasi Indonesia Tbk PT	8,534,000	5,582
		16,646
Israel (1.8%)
Check Point Software Technologies (a)	124,939	2,775
Teva Pharmaceutical Industries Ltd. ADR (b)	146,300	6,591
		9,366
Luxembourg (0.2%)
Millicom International Cellular S.A.	34,109	1,263

Malaysia (1.0%)
Bumiputra-Commerce Holdings Bhd	765,300	1,444
Digi.com Bhd	293,500	1,709
Sime Darby Bhd	379,100	596
Tenaga Nasional Bhd	964,800	1,615
		5,364
Mexico (3.5%)
America Movil S.A.B. de C.V., Class L ADR	295,049	7,990
Desarrolladora Homex S.A.B. de C.V. ADR (a)	26,550	352
Fomento Economico Mexicano S.A.B. de C.V. ADR	8,800	222
Grupo Financiero Banorte S.A.B. de C.V., Class O	1,994,998	2,639
Grupo Televisa S.A. ADR (b)	311,000	4,242

The Universal Institutional Funds, Inc.

Emerging Markets Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

	Shares	Value (000)
Mexico (cont’d)
Wal-Mart de Mexico S.A.B. de C.V., Class V	1,329,342	$3,104
		18,549
Pakistan (1.1%)
MCB Bank Ltd.	642,400	1,129
National Bank of Pakistan (a)	1,291,290	1,412
Oil & Gas Development Co., Ltd.	2,174,300	1,944
Pakistan State Oil Co., Ltd.	307,000	748
Pakistan Telecommunication Co., Ltd. (a)	3,324,000	689
		5,922
Panama (0.6%)
Copa Holdings S.A., Class A	117,862	3,379

Poland (2.9%)
Bank Pekao S.A.	164,181	3,947
Bank Zachodni WBK S.A.	56,622	1,111
KGHM Polska Miedz S.A.	47,356	625
PBG S.A. (a)	14,302	786
Polskie Gornictwo Naftowe I Gazownictwo S.A.	1,391,415	1,349
Powszechna Kasa Oszczednosci Bank Polski S.A.	612,294	3,776
Telekomunikacja Polska S.A.	644,887	3,488
		15,082
Russia (5.2%)
Gazprom OAO ADR (b)	229,003	3,364
LUKOIL ADR	263,791	9,910
Mobile Telesystems OJSC ADR (b)	62,200	1,861
Polyus Gold Co. ADR	121,715	2,787
Rosneft Oil Co. GDR (a)	1,150,022	4,953
RusHydro (a)(c)	68,182,072	1,513
Vimpel-Communications OJSC ADR	258,293	1,689
Wimm-Bill-Dann Foods OJSC ADR (a)(b)	47,059	1,497
		27,574
South Africa (7.4%)
Anglo Platinum Ltd.	30,227	1,528
AngloGold Ashanti Ltd.	151,110	5,536
AngloGold Ashanti Ltd. ADR	25,170	925
Harmony Gold Mining Co., Ltd. (a)	264,200	2,859
Harmony Gold Mining Co., Ltd. ADR (a)(b)	58,700	642
Impala Platinum Holdings Ltd.	221,400	3,716
Mr. Price Group Ltd.	630,995	1,618
MTN Group Ltd.	702,666	7,795
Naspers Ltd., Class N	278,976	4,724
SABMiller plc	238,569	3,554
Sasol Ltd.	54,704	1,590
Tiger Brands Ltd.	296,800	4,251
		38,738
South Korea (13.0%)
Amorepacific Corp.	5,328	2,352
Cheil Industries, Inc.	80,110	2,196
Cheil Worldwide, Inc.	16,879	2,018
Hyundai Development Co.	57,020	1,399
Hyundai Motor Co.	47,883	1,937
KB Financial Group, Inc. (a)	78,590	1,897
KT&G Corp.	72,560	3,996
LG Chem Ltd.	49,259	3,146
LG Electronics, Inc.	46,695	3,104
LG Telecom Ltd.	126,190	770
NHN Corp. (a)	58,329	6,410
Samsung Electronics Co., Ltd.	43,886	18,125
Samsung Electronics Co., Ltd. (Preference)	12,002	2,760
Samsung Fire & Marine Insurance Co., Ltd.	24,491	2,846
Shinhan Financial Group Co., Ltd. (a)	197,667	3,548
SK Telecom Co., Ltd.	35,354	4,910
SK Telecom Co., Ltd. ADR	34,800	538
SSCP Co., Ltd. (a)	119,441	679
Woongjin Coway Co., Ltd.	260,792	5,657
		68,288
Taiwan (9.6%)
Acer, Inc.	2,236,220	3,378
Cathay Financial Holding Co., Ltd.	2,666,250	2,302
Chunghwa Telecom Co., Ltd.	2,996,769	5,466
First Financial Holding Co., Ltd.	3,460,000	1,604
HON HAI Precision Industry Co., Ltd.	3,476,000	7,886
HTC Corp.	481,500	5,961
Siliconware Precision Industries Co.	1,113,000	1,182
Taiwan Fertilizer Co., Ltd.	292,000	600
Taiwan Semiconductor Manufacturing Co., Ltd.	8,782,268	13,373
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (b)	155,100	1,388
Wistron Corp.	3,374,000	3,655
Yuanta Financial Holding Co., Ltd.	7,434,000	3,412
		50,207
Thailand (1.8%)
Advanced Info Service PCL (Foreign)	772,900	1,803
Bangkok Bank PCL NVDR	867,800	1,839
Kasikornbank PCL (Foreign)	1,378,500	1,776
Kasikornbank PCL NVDR	182,900	233
PTT Exploration & Production PCL (Foreign)	476,300	1,320
PTT PCL (Foreign)	222,300	965
Siam Commercial Bank PCL (Foreign)	962,300	1,479
		9,415
Turkey (4.1%)
Akbank T.A.S.	1,773,710	5,218
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	313,011	1,945
Haci Omer Sabanci Holding A.S.	631,266	1,089
Turk Telekomunikasyon A.S. (a)	483,827	1,122
Turkcell Iletisim Hizmet A.S.	436,611	2,137
Turkiye Garanti Bankasi A.S. (a)	4,115,833	5,858
Turkiye Halk Bankasi A.S.	703,748	1,544

The Universal Institutional Funds, Inc.

Emerging Markets Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

	Shares	Value (000)
Turkey (cont’d)
Turkiye Is Bankasi A.S., Class C	1,087,760	$2,453
		21,366
Total Common Stocks (Cost $766,448)		507,338

Investment Company (0.5%)
India (0.5%)
Morgan Stanley Growth Fund (Cost $708) (a)(d)	3,926,900	2,400

Short-Term Investments (5.2%)
Securities held as Collateral on Loaned Securities (2.7%)
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (d)	11,665,337	11,665

	Face Amount (000)
Repurchase Agreement (0.5%)
Credit Suisse Securities USA LLC, 0.28%, dated 3/31/09, due 4/1/09, repurchase price $2,548; fully collateralized by U.S government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: 4.50% - 5.50%, due 11/1/33 - 4/1/39, valued at $2,599.	$2,548	2,548
		14,213

	Shares
Investment Company (2.5%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (d)	13,263,750	13,264
Total Short-Term Investments (Cost $27,477)		27,477
Total Investments (102.2%) (Cost $794,633) — Including $13,437 of Securities Loaned +(e)		537,215
Liabilities in Excess of Other Assets (-2.2%)		(11,716)
Net Assets (100%)		$525,499

(a)	Non-income producing security.
(b)

All or a portion of security on loan at March 31, 2009. At March 31, 2009, the Portfolio had loaned securities with a total value of $13,437,000. This was secured by collateral of $14,213,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(c)	Security has been deemed illiquid at March 31, 2009.
(d)

The Portfolio invests in the Morgan Stanley Growth Fund, an open-end management investment company advised by an affiliate of the Adviser. The Morgan Stanley Growth Fund has a cost basis of approximately $708,000 at March 31, 2009. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Morgan Stanley Growth Fund. For the period ended March 31, 2009, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Morgan Stanley Growth Fund. For the period ended March 31, 2009, the Portfolio had no purchases or sales of the security. The Portfolio invests in the Morgan Stanley Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2009, advisory fees paid were reduced by approximately $4,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $21,000. For the period ended March 31, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $70,547,000 and $71,036,000, respectively.

(e)

The approximate market value and percentage of total investments, $400,130,000 and 74.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments in the Notes to Portfolio of Investments.

+

At March 31, 2009, the U.S. Federal income tax cost basis of investments was approximately $794,633,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $257,418,000 of which $15,485,000 related to appreciated securities and $272,903,000 related to depreciated securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

The Universal Institutional Funds, Inc.

Emerging Markets Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
INR	14,010	$276	4/2/09	USD	275	$275	$(1)
INR	49,836	982	4/2/09	USD	977	977	(5)
PLN	152	44	4/1/09	USD	44	44	— @
PLN	204	59	4/3/09	USD	58	58	(1)
USD	180	180	4/1/09	CZK	3,693	179	(1)
USD	256	256	4/1/09	INR	13,064	257	1
USD	177	177	4/1/09	INR	9,017	178	1
USD	103	103	4/1/09	INR	5,244	103	— @
USD	464	464	4/1/09	MXN	6,722	475	11
USD	415	415	4/2/09	MXN	5,842	412	(3)
USD	92	92	4/1/09	TWD	3,118	92	— @
USD	1,107	1,107	4/2/09	ZAR	10,587	1,118	11
USD	377	377	4/3/09	ZAR	3,612	381	4
		$4,532				$4,549	$17

CZK	—	Czech Koruna
INR	—	India Rupee
MXN	—	Mexican Peso
PLN	—	Polish Zloty
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

@		Value is less than $500.

The Universal Institutional Funds, Inc.

Equity and Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (30.9%)
Aerospace & Defense (0.6%)
Boeing Co.,
6.00%, 3/15/19	$130	$134
L-3 Communications Holdings, Inc. (Convertible),
3.00%, 8/1/35	2,496	2,418
Systems 2001 Asset Trust LLC,
6.66%, 9/15/13(a)	113	106
		2,658
Agency Fixed Rate Mortgages (0.0%)
Federal Home Loan Mortgage Corp.,
Gold Pools:
6.50%, 2/1/26	10	10
8.00%, 6/1/31	7	7
Federal National Mortgage Association,
Conventional Pools:
8.00%, 5/1/31	12	13
8.50%, 12/1/30	5	5
9.50%, 4/1/30	21	24
		59
Air Freight & Logistics (0.0%)
FedEx Corp.,
5.50%, 8/15/09	100	101
7.25%, 2/15/11	10	10
		111
Airlines (0.1%)
America West Airlines LLC,
7.10%, 4/2/21	147	93
UAL Corp. (Convertible),
4.50%, 6/30/21	397	131
		224
Asset Backed Securities (0.2%)
Capital Auto Receivables Asset Trust,
4.98%, 5/15/11	326	326
Capital One Auto Finance Trust,
5.07%, 7/15/11	94	92
Caterpillar Financial Services Corp.,
4.90%, 8/15/13	90	86
CIT Equipment Collateral,
5.07%, 2/20/10	62	62
Ford Credit Auto Owner Trust,
5.26%, 10/15/10	208	209
Harley-Davidson Motorcycle Trust,
4.07%, 2/15/12	91	89
4.41%, 6/15/12	159	156
		1,020
Auto Components (0.1%)
Johnson Controls, Inc. (Convertible),
6.50%, 9/30/12	369	467

Automobiles (0.1%)
Daimler Finance North America LLC,
8.50%, 1/18/31	195	175
PACCAR, Inc.,
6.88%, 2/15/14	65	68
		243
Beverages (0.2%)
Anheuser-Busch InBev Worldwide, Inc.,
7.20%, 1/15/14(a)	240	252
Coca-Cola Co. (The),
4.88%, 3/15/19	220	223
Diageo Capital plc,
5.75%, 10/23/17	150	153
7.38%, 1/15/14	90	99
		727
Biotechnology (2.1%)
Affymetrix, Inc. (Convertible),
3.50%, 1/15/38	1,005	533
Amgen, Inc.,
5.70%, 2/1/19	110	112
5.85%, 6/1/17	300	308
Amgen, Inc. (Convertible),
0.38%, 2/1/13	2,400	2,196
0.38%, 2/1/13(a)	2,400	2,196
Biogen Idec, Inc.,
6.88%, 3/1/18	180	171
Life Technologies Corp. (Convertible),
1.50%, 2/15/24	2,026	1,816
3.25%, 6/15/25	468	449
Millipore Corp. (Convertible),
3.75%, 6/1/26	2,080	1,939
		9,720
Chemicals (0.0%)
E.I. Du Pont de Nemours & Co.,
6.00%, 7/15/18	155	156
Monsanto Co.,
5.13%, 4/15/18	60	61
		217
Commercial Banks (0.1%)
HBOS plc,
6.75%, 5/21/18(a)	325	251

Commercial Services & Supplies (0.2%)
Allied Waste Industries, Inc. (Convertible),
4.25%, 4/15/34	795	731

Communications & Media (1.3%)
Comcast Corp.,
5.70%, 5/15/18	600	564
6.50%, 1/15/17	70	69
Interpublic Group of Cos., Inc. (Convertible),
4.25%, 3/15/23	1,273	936
4.75%, 3/15/23(a)	1,209	819
Liberty Media LLC (Convertible),
3.13%, 3/30/23	1,036	809
News America, Inc.,
6.90%, 3/1/19(a)	280	262
Omnicom Group, Inc. (Convertible),
Zero Coupon, 7/31/32	1,047	1,022
Time Warner Cable, Inc.,
6.75%, 7/1/18	400	376
8.25%, 4/1/19	90	93
8.75%, 2/14/19	225	239
Time Warner, Inc.,
5.88%, 11/15/16	410	389
Viacom, Inc.,
6.88%, 4/30/36	195	143
Vivendi,
6.63%, 4/4/18(a)	265	243
		5,964
Communications Equipment (0.4%)
Cisco Systems, Inc.,
4.95%, 2/15/19	235	231
5.90%, 2/15/39	30	28
JDS Uniphase Corp. (Convertible),
1.00%, 5/15/26(a)	1,100	681
Telecom Italia Capital S.A.,
4.00%, 1/15/10	250	246
4.88%, 10/1/10	40	39
7.00%, 6/4/18	145	132

The Universal Institutional Funds, Inc.

Equity and Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

	Face Amount (000)	Value (000)
Communications Equipment (cont’d)
Telefonica Europe B.V.,
8.25%, 9/15/30	$395	$436
		1,793
Computers & Peripherals (1.1%)
Cadence Design Systems, Inc. (Convertible),
1.38%, 12/15/11	1,416	1,041
1.50%, 12/15/13	860	499
DST Systems, Inc. (Convertible),
4.13%, 8/15/23(b)	1,734	1,699
Hewlett-Packard Co.,
4.75%, 6/2/14	175	177
5.50%, 3/1/18	85	87
International Business Machines Corp.,
7.63%, 10/15/18	180	207
NetApp, Inc. (Convertible),
1.75%, 6/1/13(a)	995	832
SanDisk Corp. (Convertible),
1.00%, 5/15/13	1,332	806
		5,348
Containers & Packaging (0.5%)
Sealed Air Corp. (Convertible),
3.00%, 6/30/33(a)	2,489	2,330

Diversified Commercial Services (0.1%)
President and Fellows of Harvard College,
6.00%, 1/15/19(a)	250	269

Diversified Financial Services (2.3%)
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11(a)	655	500
American Express Credit Corp.,
7.30%, 8/20/13	395	367
Bank of America Corp.,
5.65%, 5/1/18	325	272
5.75%, 12/1/17	885	744
Bank of New York Mellon Corp. (The),
4.50%, 4/1/13	200	198
5.13%, 8/27/13	195	200
Bear Stearns Cos. LLC (The),
7.25%, 2/1/18	185	191
BP Capital Markets plc,
3.88%, 3/10/15	90	91
4.75%, 3/10/19	205	202
Catlin Insurance Co., Ltd.,
7.25%, (a)(c)(d)	220	60
Citigroup, Inc.,
6.13%, 11/21/17 - 5/15/18	815	706
Credit Suisse (NY),
5.00%, 5/15/13	105	102
Credit Suisse USA, Inc.,
5.13%, 8/15/15	140	130
Farmers Exchange Capital,
7.05%, 7/15/28(a)	500	304
General Electric Capital Corp.,
4.75%, 9/15/14	75	69
5.63%, 5/1/18	995	867
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18	855	782
6.75%, 10/1/37	340	231
Harley-Davidson Funding Corp.,
6.80%, 6/15/18(a)	190	123
HSBC Finance Corp.,
6.38%, 10/15/11	445	385
6.75%, 5/15/11	175	156
8.00%, 7/15/10	85	80
John Deere Capital Corp.,
5.75%, 9/10/18	220	209
JPMorgan Chase & Co.,
4.75%, 5/1/13	720	699
6.00%, 1/15/18	380	384
Merrill Lynch & Co., Inc.,
6.88%, 4/25/18	285	223
National City Corp. (Convertible),
4.00%, 2/1/11	78	72
Nationwide Building Society,
4.25%, 2/1/10(a)	345	342
NYSE Euronext,
4.80%, 6/28/13	250	250
Pearson Dollar Finance Two plc,
6.25%, 5/6/18(a)	140	122
Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17	145	92
Popular North America, Inc.,
5.65%, 4/15/09	160	160
UBS AG,
5.88%, 12/20/17	225	194
Wachovia Capital Trust III,
5.80%, (c)(d)	405	146
Wells Fargo & Co.,
5.63%, 12/11/17	740	676
Western Union Co. (The),
6.50%, 2/26/14	105	107
Xlliac Global Funding,
4.80%, 8/10/10(a)	315	266
		10,702
Diversified Telecommunication Services (0.4%)
Alcatel-Lucent USA, Inc. (Convertible),
2.88%, 6/15/25	1,187	559
Deutsche Telekom International Finance B.V.,
8.75%, 6/15/30	175	187
France Telecom S.A.,
8.50%, 3/1/31	125	158
Verizon Communications, Inc.,
5.50%, 2/15/18	550	525
6.35%, 4/1/19	235	233
8.95%, 3/1/39	165	190
		1,852
Electric Utilities (0.0%)
Consumers Energy Co.,
4.00%, 5/15/10	20	20

Electrical Equipment (0.0%)
Cooper U.S., Inc.,
5.25%, 11/15/12	165	170

Food & Staples Retailing (0.3%)
CVS Caremark Corp.,
5.75%, 8/15/11 - 6/1/17	125	127
6.60%, 3/15/19	50	50
CVS Pass-Through Trust,
6.04%, 12/10/28(a)	256	193
Walgreen Co.,
5.25%, 1/15/19	220	221
Wal-Mart Stores, Inc.,
4.13%, 2/1/19	260	252
4.25%, 4/15/13	355	374
6.20%, 4/15/38	65	66
		1,283
Food Products (0.6%)
Archer-Daniels-Midland Co.,
5.45%, 3/15/18	220	221
Archer-Daniels-Midland Co. (Convertible),
6.25%, 6/1/11	32	1,175
ConAgra Foods, Inc.,
7.00%, 10/1/28	40	39

The Universal Institutional Funds, Inc.

Equity and Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

	Face Amount (000)	Value (000)
Food Products (cont’d)
8.25%, 9/15/30	$180	$193
Delhaize America, Inc.,
5.88%, 2/1/14	165	165
9.00%, 4/15/31	45	48
FBG Finance Ltd.,
5.13%, 6/15/15(a)	295	251
General Mills, Inc.,
5.25%, 8/15/13	130	135
Kraft Foods, Inc.,
6.13%, 2/1/18 - 8/23/18	205	206
6.75%, 2/19/14	20	22
6.88%, 1/26/39	180	177
7.00%, 8/11/37	85	84
		2,716
Gas Utilities (0.0%)
Equitable Resources, Inc.,
6.50%, 4/1/18	75	66

Health Care Equipment & Supplies (0.3%)
Baxter International, Inc.,
5.38%, 6/1/18	70	72
Medtronic, Inc. (Convertible),
1.50%, 4/15/11	1,623	1,536
		1,608
Health Care Providers & Services (0.7%)
LifePoint Hospitals, Inc. (Convertible),
3.50%, 5/15/14	1,868	1,336
Omnicare, Inc. (Convertible),
3.25%, 12/15/35	2,190	1,445
Roche Holdings, Inc.,
6.00%, 3/1/19(a)	355	366
UnitedHealth Group, Inc.,
6.00%, 2/15/18	195	188
WellPoint, Inc.,
4.25%, 12/15/09	80	80
7.00%, 2/15/19	40	40
		3,455
Hotels, Restaurants & Leisure (0.1%)
McDonald’s Corp.,
5.00%, 2/1/19	55	58
5.70%, 2/1/39	300	292
6.30%, 10/15/37	10	10
Yum! Brands, Inc.,
6.25%, 3/15/18	100	93
8.88%, 4/15/11	160	171
		624
Household Durables (0.1%)
Emerson Electric Co.,
4.88%, 10/15/19	125	127
LG Electronics, Inc.,
5.00%, 6/17/10(a)	130	123
		250
Household Products (0.1%)
Newell Rubbermaid, Inc. (Convertible),
5.50%, 3/15/14	257	285
Procter & Gamble Co. (The),
4.60%, 1/15/14	65	69
4.70%, 2/15/19	260	262
5.55%, 3/5/37	35	36
		652
Industrial Conglomerates (0.7%)
3M Co. (Convertible),
Zero Coupon, 11/21/32(d)	2,600	2,018
General Electric Co.,
5.25%, 12/6/17	1,035	959
Koninklijke Philips Electronics N.V.,
5.75%, 3/11/18	215	212
		3,189
Industrials (0.1%)
Honeywell International, Inc.,
5.30%, 3/1/18	160	164
Kroger Co. (The),
5.00%, 4/15/13	120	121
6.40%, 8/15/17	75	77
		362
Insurance (0.2%)
Ace INA Holding, Inc.,
5.60%, 5/15/15	135	126
Berkshire Hathaway Finance Corp.,
5.40%, 5/15/18	475	473
Chubb Corp.,
5.75%, 5/15/18	50	49
MetLife, Inc.,
6.82%, 8/15/18	220	189
Prudential Financial, Inc.,
6.63%, 12/1/37	95	52
Travelers Cos., Inc. (The),
5.80%, 5/15/18	160	155
		1,044
Machinery (0.0%)
Parker Hannifin Corp.,
5.50%, 5/15/18	190	186

Metals & Mining (0.1%)
Alcoa, Inc. (Convertible),
5.25%, 3/15/14	75	100
Newmont Mining Corp. (Convertible),
3.00%, 2/15/12	260	322
Rio Tinto Finance USA Ltd.,
6.50%, 7/15/18	130	114
		536
Office Electronics (0.0%)
Xerox Corp.,
6.35%, 5/15/18	190	142

Oil, Gas & Consumable Fuels (0.6%)
Apache Corp.,
6.90%, 9/15/18	45	49
Cameron International Corp. (Convertible),
2.50%, 6/15/26	628	650
Chevron Corp.,
4.95%, 3/3/19	265	271
ConocoPhillips,
5.20%, 5/15/18	355	352
5.75%, 2/1/19	160	161
Devon Financing Corp. ULC,
7.88%, 9/30/31	210	215
EnCana Corp.,
5.90%, 12/1/17	145	137
Enterprise Products Operating LLC,
6.50%, 1/31/19	195	180
Petro-Canada,
6.05%, 5/15/18	40	35
Questar Market Resources, Inc.,
6.80%, 4/1/18	230	206
Transocean, Inc.,
6.00%, 3/15/18	175	165
Valero Energy Corp.,
3.50%, 4/1/09	195	195
Weatherford International Ltd.,
6.00%, 3/15/18	165	135

The Universal Institutional Funds, Inc.

Equity and Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

	Face Amount (000)	Value (000)
Oil, Gas & Consumable Fuels (cont’d)
XTO Energy, Inc.,
5.50%, 6/15/18	$295	$275
		3,026
Pharmaceuticals (1.9%)
Allergan, Inc. (Convertible),
1.50%, 4/1/26	1,156	1,208
AstraZeneca plc,
6.45%, 9/15/37	300	312
Bristol-Myers Squibb Co.,
5.45%, 5/1/18	150	154
6.13%, 5/1/38	190	190
GlaxoSmithKline Capital, Inc.,
5.65%, 5/15/18	250	257
6.38%, 5/15/38	70	71
Medco Health Solutions, Inc.,
7.13%, 3/15/18	200	199
Mylan, Inc. (Convertible),
1.25%, 3/15/12	2,800	2,411
Novartis Capital Corp.,
4.13%, 2/10/14	210	215
Pfizer, Inc.,
6.20%, 3/15/19	540	577
Watson Pharmaceuticals, Inc. (Convertible),
1.75%, 3/15/23	3,263	3,161
Wyeth,
5.45%, 4/1/17	30	30
5.50%, 2/15/16	45	46
		8,831
Real Estate Management & Development (0.1%)
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	210	142
7.13%, 6/15/12	140	116
		258
Road & Rail (0.1%)
Canadian National Railway Co.,
5.55%, 5/15/18 - 3/1/19	125	128
Norfolk Southern Corp.,
5.75%, 1/15/16(a)	100	101
Union Pacific Corp.,
6.13%, 2/15/20	105	103
7.88%, 1/15/19	250	276
		608
Semiconductors & Semiconductor Equipment (0.5%)
KLA-Tencor Corp.,
6.90%, 5/1/18	165	131
Linear Technology Corp. (Convertible),
3.00%, 5/1/27(a)	1,193	993
Xilinx, Inc. (Convertible),
3.13%, 3/15/37(a)	1,302	968
		2,092
Software (0.3%)
Oracle Corp.,
5.75%, 4/15/18	270	282
Symantec Corp. (Convertible),
0.75%, 6/15/11	1,071	1,059
		1,341
Sovereign (0.0%)
Korea Railroad Corp.,
5.38%, 5/15/13(a)	235	206

Specialty Retail (0.1%)
Home Depot, Inc.,
5.40%, 3/1/16	305	275

Steel (0.0%)
ArcelorMittal,
6.13%, 6/1/18	255	185

Tobacco (0.1%)
Altria Group, Inc.,
9.25%, 8/6/19	110	118
BAT International Finance plc,
9.50%, 11/15/18(a)	150	171
Philip Morris International, Inc.,
5.65%, 5/16/18	345	343
		632
U.S. Agency Securities (2.0%)
Federal Home Loan Mortgage Corp.,
4.88%, 6/13/18	3,657	4,063
5.00%, 4/18/17	2,680	2,932
5.13%, 11/17/17	230	257
5.50%, 8/23/17	30	34
Federal National Mortgage Association,
5.00%, 5/11/17	1,750	1,945
		9,231
U.S. Treasury Securities (10.8%)
U.S. Treasury Bonds,
3.50%, 2/15/39	2,150	2,125
5.38%, 2/15/31	8,800	11,098
6.25%, 8/15/23	15,553	20,467
8.13%, 8/15/21	2,700	4,014
U.S. Treasury Notes,
1.75%, 3/31/14	4,500	4,517
4.00%, 8/15/18	3,055	3,395
4.50%, 2/15/16	4,050	4,674
		50,290
Utilities (1.1%)
Alabama Power Co.,
5.80%, 11/15/13	20	22
Carolina Power & Light Co.,
5.13%, 9/15/13	200	209
5.30%, 1/15/19	40	40
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37	75	50
7.88%, 4/1/13	70	72
Detroit Edison Co. (The),
6.13%, 10/1/10	165	170
E.ON International Finance B.V.,
5.80%, 4/30/18(a)	320	315
EDF S.A.,
6.50%, 1/26/19(a)	300	310
FPL Group Capital, Inc.,
6.00%, 3/1/19	160	164
Georgia Power Co.,
6.00%, 11/1/13	200	217
Kinder Morgan Energy Partners LP,
5.95%, 2/15/18	165	151
NiSource Finance Corp.,
6.80%, 1/15/19	175	141
Ohio Edison Co.,
6.40%, 7/15/16	215	205
Ohio Power Co.,
6.00%, 6/1/16	185	178
Pacificorp.,
5.50%, 1/15/19	105	108
Peco Energy Co.,
5.35%, 3/1/18	195	189
PG&E Corp. (Convertible),
9.50%, 6/30/10	517	1,335
Plains All American Pipeline LP/PAA Finance Corp.,
6.70%, 5/15/36	335	243
PPL Energy Supply LLC,
6.30%, 7/15/13	140	140

The Universal Institutional Funds, Inc.

Equity and Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

	Face Amount (000)	Value (000)
Utilities (cont’d)
Public Service Co. of Colorado,
5.80%, 8/1/18	$20	$21
6.50%, 8/1/38	130	140
Public Service Electric & Gas Co.,
5.00%, 1/1/13	20	20
Texas Eastern Transmission LP,
7.00%, 7/15/32	165	151
Union Electric Co.,
6.70%, 2/1/19	135	129
Virginia Electric & Power Co.,
8.88%, 11/15/38	285	349
		5,069
Wireless Telecommunication Services (0.2%)
AT&T Corp.,
8.00%, 11/15/31	240	261
AT&T, Inc.,
6.15%, 9/15/34	125	110
6.30%, 1/15/38	590	520
Verizon Wireless Capital LLC,
5.55%, 2/1/14(a)	75	75
Vodafone Group plc,
5.63%, 2/27/17	145	144
		1,110
Total Fixed Income Securities (Cost $148,522)		144,143

	Shares
Common Stocks (57.6%)
Aerospace & Defense (0.7%)
Raytheon Co.	79,210	3,084

Auto Components (0.3%)
Autoliv, Inc.	68,600	1,274

Automobiles (0.3%)
Harley-Davidson, Inc.	98,120	1,314

Beverages (0.8%)
Coca-Cola Co. (The)	79,660	3,501

Capital Markets (0.9%)
Charles Schwab Corp. (The)	266,800	4,135

Chemicals (0.9%)
Bayer AG ADR	88,610	4,236

Commercial Banks (1.4%)
KeyCorp	203,360	1,600
Mitsubishi UFJ Financial Group, Inc. ADR (e)	100,380	494
Mizuho Financial Group, Inc. ADR	209,180	822
PNC Financial Services Group, Inc.	96,480	2,826
Sumitomo Mitsui Financial Group, Inc.	26,300	928
		6,670
Commercial Services & Supplies (0.7%)
Manpower, Inc.	54,439	1,717
Robert Half International, Inc.	85,700	1,528
		3,245
Communications & Media (4.6%)
Comcast Corp., Class A	403,065	5,498
Time Warner Cable, Inc.	90,603	2,247
Time Warner, Inc.	362,620	6,998
Viacom, Inc., Class B (f)	388,095	6,745
		21,488
Communications Equipment (1.0%)
Cisco Systems, Inc. (f)	290,320	4,869

Computers & Peripherals (1.3%)
EMC Corp. (f)	77,510	884
Hewlett-Packard Co.	154,630	4,957
		5,841
Diversified Financial Services (3.0%)
JPMorgan Chase & Co.	529,236	14,067

Diversified Telecommunication Services (1.7%)
Verizon Communications, Inc.	262,730	7,934

Electric Utilities (2.9%)
American Electric Power Co., Inc.	272,405	6,881
Entergy Corp.	45,457	3,095
FirstEnergy Corp.	97,890	3,779
		13,755
Energy Equipment & Services (0.7%)
Schlumberger Ltd.	83,930	3,409

Food & Staples Retailing (1.1%)
Wal-Mart Stores, Inc.	101,450	5,286

Food Products (3.5%)
Cadbury plc ADR	256,369	7,768
Unilever N.V. (NY Shares)	443,390	8,690
		16,458
Health Care Equipment & Supplies (1.5%)
Boston Scientific Corp. (f)	357,660	2,843
Covidien Ltd.	121,317	4,033
		6,876
Hotels, Restaurants & Leisure (0.5%)
Starbucks Corp. (f)	204,070	2,267

Household Durables (0.8%)
Sony Corp. ADR	183,750	3,791

Household Products (0.7%)
Procter & Gamble Co. (The)	64,970	3,059

Industrial Conglomerates (1.4%)
Agilent Technologies, Inc. (f)	178,800	2,748
Siemens AG ADR	66,210	3,772
		6,520
Insurance (4.8%)
Chubb Corp.	129,502	5,480
Marsh & McLennan Cos., Inc.	518,650	10,503
Travelers Cos., Inc. (The)	155,977	6,339
		22,322
Internet Software & Services (1.2%)
eBay, Inc. (f)	442,350	5,556

Manufacturing (1.3%)
Ingersoll-Rand Co., Ltd., Class A	183,100	2,527
Tyco International Ltd.	173,647	3,396
		5,923
Metals & Mining (2.0%)
Freeport-McMoran Copper & Gold, Inc.	75,900	2,892
Newmont Mining Corp.	144,050	6,448
		9,340
Multiline Retail (0.4%)
Macy’s, Inc.	215,920	1,922

Oil, Gas & Consumable Fuels (7.8%)
Anadarko Petroleum Corp.	119,770	4,658
BP plc ADR	84,380	3,384
ConocoPhillips	44,190	1,730
Devon Energy Corp.	57,300	2,561
Exxon Mobil Corp.	100,960	6,875
Hess Corp.	73,800	4,000

The Universal Institutional Funds, Inc.

Equity and Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

	Shares	Value (000)
Oil, Gas & Consumable Fuels (cont’d)
Occidental Petroleum Corp.	129,370	$7,199
Royal Dutch Shell plc ADR	136,230	6,035
		36,442
Personal Products (0.6%)
Estee Lauder Cos., Inc. (The)	115,970	2,859

Pharmaceuticals (5.0%)
Abbott Laboratories	89,850	4,286
Bristol-Myers Squibb Co.	287,520	6,302
Cardinal Health, Inc.	72,500	2,282
Roche Holding AG ADR	155,420	5,347
Schering-Plough Corp.	226,518	5,335
		23,552
Semiconductors & Semiconductor Equipment (1.6%)
ASML Holding N.V. (NY Shares)	134,000	2,347
Intel Corp.	231,640	3,486
Lam Research Corp. (f)	78,571	1,789
		7,622
Software (0.2%)
Symantec Corp. (f)	57,775	863

Specialty Retail (1.5%)
Home Depot, Inc.	299,310	7,052

Tobacco (0.5%)
Philip Morris International, Inc.	66,090	2,352
Total Common Stocks (Cost $358,846)		268,884

	No. of Contracts
Call Option Purchased (0.0%)
EuroDollar 2-Year Mid-Curve Call @ $97.75, expiring 9/11/09 (Cost $156) (f)	201	128

	Shares
Preferred Stocks (2.5%)
Commercial Banks (0.3%)
KeyCorp., 7.75% (Convertible)	17,590	1,258

Commercial Services & Supplies (0.2%)
Avery Dennison Corp., 7.88% (Convertible)	39,210	990

Electric Utilities (0.2%)
CenterPoint Energy, Inc., 1.43% (Convertible) (d)	68,000	1,173

Gas Utilities (0.5%)
El Paso Energy Capital Trust I, 4.75% (Convertible)	95,499	2,387

Health Care Providers & Services (0.4%)
Healthsouth Corp. 6.50% (Convertible) (a)	785	336
Healthsouth Corp. 6.50% (Convertible)	410	175
Omnicare Capital Trust II, 4.00% (Convertible)	44,400	1,482
		1,993
Household Products (0.1%)
Newell Financial Trust I, 5.25% (Convertible)	25,600	482

Metals & Mining (0.8%)
Freeport-McMoRan Copper & Gold, Inc. (Convertible)	3,955	3,600
Total Preferred Stocks (Cost $15,772)		11,883

Short-Term Investments (8.6%)
Investment Company (8.0%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (e)	37,253,258	37,253

	Face Amount (000)
U.S. Agency Security (0.4%)
Federal National Mortgage Association,
0.18%, 5/18/09(g)	$2,000	2,000

U.S. Treasury Security (0.2%)
U.S. Treasury Bill,
0.14%, 5/15/09(h)(i)	850	850
Total Short-Term Investments (Cost $40,103)		40,103
Total Investments (99.6%) (Cost $563,399) +(j)		465,141
Other Assets in Excess of Liabilities (0.4%)		1,887
Net Assets (100%)		$467,028

(a)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2009. Maturity date disclosed is the ultimate maturity date.
(c)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest rate shown is the rate in effect at March 31, 2009.

(d)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on March 31, 2009.
(e)

The Mitsubishi UFJ Financial Group, Inc. ADR, acquired at a cost of approximately $938,000, is advised by an affiliate of the Advisor. For the period ended March 31, 2009, the Portfolio had no purchases or sales of the security. The Portfolio derived no income from this security during the period ended March 31, 2009. The Portfolio invests in the Morgan Stanley Institutional Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Advisor. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2009, advisory fees were reduced by approximately $6,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $34,000. For the period ended March 31, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $52,056,000 and $45,133,000, respectively.

(f)	Non-income producing security.
(g)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(h)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(i)	Rate shown is the yield to maturity at March 31, 2009.
(j)

The approximate market value and percentage of total investments, $928,000 and 0.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments in the Notes to Portfolio of Investments.

@	Value is less than $500.

The Universal Institutional Funds, Inc.

Equity and Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

+

At March 31, 2009, the U.S. Federal income tax cost basis of investments was approximately $563,399,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $98,258,000 of which $9,092,000 related to appreciated securities and $107,350,000 related to depreciated securities.

ADR	American Depositary Receipt

The Universal Institutional Funds, Inc.

Equity and Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
S&P 500
Emini (U.S. Dollar)	262	$10,412	Jun-09	$219
U.S. Treasury
2 yr. Note	167	36,388	Jun-09	162
U.S. Treasury
5 yr. Note	156	18,527	Jun-09	276
Short:
90 Day
EuroDollar	7	1,712	Jun-11	— @
90 Day
EuroDollar	7	1,709	Sep-11	(1)
90 Day
EuroDollar	7	1,705	Dec-11	(1)
90 Day
EuroDollar	7	1,702	Mar-12	(1)
U.S. Treasury
10 yr. Note	156	19,356	Jun-09	(504)
U.S. Treasury
Long Bond	233	30,221	Jun-09	(656)
				$(506)

Options Written:

The Portfolio had the following option(s) written open at period end:

	Number of Contracts	Premiums Received (000)	Value (000)
EuroDollar 2-Year Mid-Curve Call @ $98.50, expiring 9/11/09	201	$25	$16

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payments (000)	Unrealized Appreciation (Depreciation) (000)	Credit Rating of Issuer*
Bank of America
Sealed Air Corp., 5.63%, 7/15/13	Buy	$90	1.12%	3/20/18	$—	$8	BBB-

*  Credit rating as issued by Standard and Poor’s.

The Universal Institutional Funds, Inc.

Global Franchise Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

	Shares	Value (000)
Common Stocks (94.7%)
Finland (2.3%)
Kone Oyj, Class B	93,691	$1,941

France (3.0%)
Groupe Danone	47,485	2,318
Pernod-Ricard S.A.	2,613	146
		2,464
Ireland (5.0%)
C&C Group plc	403,215	696
Experian plc	555,155	3,478
		4,174
Japan (2.3%)
Kao Corp.	98,000	1,922

Netherlands (7.5%)
Reed Elsevier N.V.	275,855	2,950
Wolters Kluwer N.V.	203,631	3,306
		6,256
Sweden (4.7%)
Swedish Match AB	271,109	3,919

Switzerland (6.0%)
Nestle S.A. (Registered)	88,341	2,990
Novartis AG (Registered)	54,601	2,061
		5,051
United Kingdom (27.4%)
British American Tobacco plc	288,641	6,684
Cadbury plc	394,579	2,980
Diageo plc	173,109	1,955
Imperial Tobacco Group plc	219,777	4,936
Reckitt Benckiser Group plc	80,571	3,032
Unilever plc	174,291	3,303
		22,890
United States (36.5%)
Brown-Forman Corp., Class B	46,161	1,792
Career Education Corp. (a)	73,590	1,763
eBay, Inc. (a)	165,680	2,081
Estee Lauder Cos., Inc. (The)	75,224	1,854
Fortune Brands, Inc.	55,185	1,355
Harley-Davidson, Inc.	214,035	2,866
Kellogg Co.	50,430	1,847
McGraw-Hill Cos., Inc. (The)	105,629	2,416
Moody’s Corp.	113,953	2,612
Philip Morris International, Inc.	106,428	3,787
Procter & Gamble Co. (The)	48,131	2,266
Scotts Miracle-Gro Co. (The), Class A	70,538	2,448
Starbucks Corp. (a)	177,555	1,973
Weight Watchers International, Inc.	74,512	1,382
		30,442
Total Common Stocks (Cost $108,532)		79,059

Short-Term Investment (4.1%)
Investment Company (4.1%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class(Cost $3,439) (b)	3,438,980	3,439
Total Investments (98.8%) (Cost $111,971) +(c)		82,498
Other Assets in Excess of Liabilities (1.2%)		1,023
Net Assets (100%)		$83,521

(a)	Non-income producing security.
(b)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Advisor. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2009, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $2,000. For the period ended March 31, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $7,900,000 and $7,276,000, respectively.

(c)

The approximate market value and percentage of total investments, $48,617,000 and 58.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments in the Notes to Portfolio of Investments.

+

At March 31, 2009, the U.S. Federal income tax cost basis of investments was approximately $111,971,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $29,473,000 of which $1,456,000 related to appreciated securities and $30,929,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
EUR	90	$120	4/2/09	USD	120	$120	$—	@
EUR	58	77	4/1/09	USD	77	77	—	@
GBP	1,655	2,375	4/28/09	USD	2,409	2,409	34
GBP	1,655	2,375	4/28/09	USD	2,410	2,410	35
GBP	1,655	2,375	4/28/09	USD	2,408	2,408	33
GBP	1,655	2,374	4/28/09	USD	2,409	2,409	35
		$9,696				$9,833	$137

EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar

@		Value is less than $500.

The Universal Institutional Funds, Inc.

Global Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

	Shares	Value (000)
Common Stocks (95.3%)
Australia (6.2%)
CFS Retail Property Trust REIT (a)	1,709,794	$1,940
Commonwealth Property Office Fund REIT	891,391	563
Stockland REIT (a)(b)	276,955	594
Westfield Group REIT	2,018,465	14,084
		17,181
Austria (0.3%)
CA Immobilien Anlagen AG (a)(b)	52,292	254
Conwert Immobilien Invest SE (b)	85,381	540
		794
Belgium (0.0%)
Cofinimmo REIT	863	92

Brazil (0.5%)
BR Malls Participacoes S.A. (b)	247,080	1,518

Canada (0.3%)
Extendicare REIT	35,430	120
RioCan REIT	58,360	581
		701
Finland (0.2%)
Citycon Oyj (a)	143,852	278
Sponda Oyj (a)(b)	97,900	270
		548
France (5.6%)
Fonciere Des Regions REIT (a)	8,604	404
Gecina S.A. REIT (a)	15,127	581
ICADE REIT (a)	24,974	1,769
Klepierre REIT (a)	64,556	1,136
Silic REIT (a)	20,497	1,539
Unibail-Rodamco REIT (a)	69,848	9,938
		15,367
Germany (0.2%)
Alstria Office AG REIT	92,563	464

Hong Kong (23.6%)
China Overseas Land & Investment Ltd. (a)	4,298,080	6,726
China Resources Land Ltd. (a)	2,495,000	3,854
Guangzhou R&F Properties Co., Ltd., Class H (a)	6,720,700	7,778
Hang Lung Properties Ltd.	1,339,000	3,145
Henderson Land Development Co., Ltd.	910,800	3,468
Hongkong Land Holdings Ltd.	3,962,500	9,044
Hysan Development Co., Ltd.	1,644,713	2,781
Kerry Properties Ltd.	2,869,199	6,903
New World Development Ltd.	351,000	350
Sun Hung Kai Properties Ltd.	2,232,400	19,997
Swire Pacific Ltd., Class A	165,000	1,101
		65,147
Italy (0.2%)
Beni Stabili S.p.A. (a)	1,094,495	603

Japan (14.9%)
Japan Real Estate Investment Corp. REIT (a)	223	1,722
Mitsubishi Estate Co., Ltd.	1,262,000	14,406
Mitsui Fudosan Co., Ltd.	1,132,000	12,417
Nippon Building Fund, Inc. REIT	326	2,820
NTT Urban Development Corp. (a)	2,653	2,131
Sumitomo Realty & Development Co., Ltd. (a)	701,000	7,827
		41,323
Netherlands (2.1%)
Corio N.V. REIT (a)	71,521	2,954
Eurocommercial Properties N.V. CVA REIT	28,816	784
ProLogis European Properties	148,518	268
Vastned Retail N.V. REIT (a)	16,929	684
Wereldhave N.V. REIT (a)(b)	15,970	1,120
		5,810
Singapore (1.5%)
CapitaCommercial Trust REIT	2,000	1
CapitaLand Ltd.	1,480,000	2,275
CapitaMall Trust REIT	696,000	605
Starhill Global REIT	2,037,000	610
Wheelock Properties Singapore Ltd.	884,000	524
		4,015
Sweden (0.7%)
Castellum AB (a)	81,622	459
Hufvudstaden AB, Class A (a)	270,435	1,394
		1,853
Switzerland (0.7%)
PSP Swiss Property AG (Registered) (a)(b)	46,285	1,955

United Kingdom (6.2%)
Big Yellow Group plc REIT	308,656	843
British Land Co. plc REIT	601,160	3,105
Brixton plc REIT	712,454	181
Capital & Regional plc	153,640	38
Derwent London plc REIT	165,912	1,581
Grainger plc	290,076	426
Great Portland Estates plc REIT	174,011	608
Hammerson plc REIT	906,216	3,330
Invista Foundation Property Trust Ltd. REIT	30,137	10
Land Securities Group plc REIT	802,668	5,025
Liberty International plc REIT	154,251	855
Minerva plc (b)	282,594	27
Quintain Estates & Development plc	312,080	38
Safestore Holdings plc	586,860	452
Segro plc REIT	1,120,384	369
Unite Group plc	272,904	267
		17,155
United States (32.1%)
Acadia Realty Trust REIT	92,770	984
AMB Property Corp. REIT	89,435	1,288
Assisted Living Concepts, Inc., Class A (b)	30,010	407
AvalonBay Communities, Inc. REIT	143,953	6,774
Boston Properties, Inc. REIT	148,180	5,191
Brandywine Realty Trust REIT	5,973	17
BRE Properties, Inc. REIT	14,287	281
Brookfield Properties Corp.	841,520	4,830
Camden Property Trust REIT	105,575	2,278
Capital Senior Living Corp. (b)	36,330	89
Care Investment Trust, Inc. REIT	30,866	169
DCT Industrial Trust, Inc. REIT	189,040	599

The Universal Institutional Funds, Inc.

Global Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

	Shares	Value (000)
United States (cont’d)
DiamondRock Hospitality Co. REIT	55,165	$221
Douglas Emmett, Inc. REIT	8,447	62
Equity Lifestyle Properties, Inc. REIT (b)	65,385	2,491
Equity One, Inc. REIT	2,512	31
Equity Residential REIT	347,779	6,382
Federal Realty Investment Trust REIT	107,007	4,922
Forest City Enterprises, Inc., Class A	165,760	597
HCP, Inc. REIT	203,624	3,635
Healthcare Realty Trust, Inc. REIT	129,597	1,943
Highwoods Properties, Inc. REIT	11,145	239
Host Hotels & Resorts, Inc. REIT	633,710	2,484
Kilroy Realty Corp. REIT	19,665	338
LaSalle Hotel Properties REIT	14,180	83
Liberty Property Trust REIT	98,175	1,859
LTC Properties, Inc. REIT	16,920	297
Mack-Cali Realty Corp. REIT	106,787	2,115
Morgans Hotel Group Co. (b)	53,217	166
Parkway Properties, Inc. REIT	1,767	18
Plum Creek Timber Co., Inc. REIT	18,140	527
Post Properties, Inc. REIT	156,169	1,584
PS Business Parks, Inc. REIT	21,238	783
Public Storage REIT	112,836	6,234
Ramco-Gershenson Properties Trust REIT	16,579	107
Regency Centers Corp. REIT	149,275	3,966
Senior Housing Properties Trust REIT	229,173	3,213
Simon Property Group, Inc. REIT	208,340	7,217
SL Green Realty Corp. REIT	10,410	112
Sovran Self Storage, Inc. REIT	13,900	279
Starwood Hotels & Resorts Worldwide, Inc.	462,711	5,876
Strategic Hotels & Resorts, Inc. REIT	337,855	233
Taubman Centers, Inc. REIT	35,525	605
Ventas, Inc. REIT	140,943	3,187
Vornado Realty Trust REIT	124,420	4,136
Weingarten Realty Investors REIT	4,220	40
		88,889
Total Common Stocks (Cost $446,123)		263,415

Rights (0.2%)
United Kingdom (0.2%)
Segro plc, expires 4/7/09 (Cost $3,399) (b)	8,615,268	594

Short-Term Investments (14.0%)
Securities held as Collateral on Loaned Securities (11.1%)
Investment Company (9.1%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (c)	25,255,264	25,255

	Face Amount (000)
Repurchase Agreement (2.0%)
Credit Suisse Securities USA LLC, 0.28%, dated 3/31/09, due 4/1/09, repurchase price $5,517; fully collateralized by U.S government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: 4.50% - 5.50%, due 11/1/33 - 4/1/39, valued at $5,627.	$5,517	5,517
		30,772

	Shares
Investment Company (2.9%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (c)	8,066,226	8,066
Total Short-Term Investments (Cost $38,838)		38,838
Total Investments (109.5%) (Cost $488,360) — Including $29,053 of Securities Loaned +(d)		302,847
Liabilities in Excess of Other Assets (-9.5%)		(26,236)
Net Assets (100%)		$276,611

(a)

All or a portion of security on loan at March 31, 2009. At March 31, 2009, the Portfolio had loaned securities with a total value of $29,053,000. This was secured by collateral of $30,772,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(b)	Non-income producing security.
(c)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Advisor, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2009, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $14,000. For the period ended March 31, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $77,733,000 and $71,634,000, respectively.

(d)

The approximate market value and percentage of total investments, $172,901,000 and 57.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments in the Notes to Portfolio of Investments.

+

At March 31, 2009, the U.S. Federal income tax cost basis of investments was approximately $488,360,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $185,513,000 of which $2,378,000 related to appreciated securities and $187,891,000 related to depreciated securities.

CVA	Certificaten Van Aandelen
REIT	Real Estate Investment Trust

The Universal Institutional Funds, Inc.

Global Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
AUD	22	$15	4/1/09	USD	15	$15	$—	@
EUR	81	108	4/2/09	GBP	75	108	—	@
HKD	820	106	4/1/09	USD	106	106	—	@
USD	137	137	4/1/09	EUR	103	137	—	@
		$366				$366	$—	@

AUD	—	Australian Dollar
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
USD	—	United States Dollar

@	Value is less than $500.

The Universal Institutional Funds, Inc.

Global Value Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

	Shares	Value (000)
Common Stocks (98.2%)
Austria (0.8%)
Telekom Austria AG	19,877	$300

Finland (2.6%)
Elisa Oyj	24,726	360
Konecranes Oyj	5,940	99
Nokia Oyj	18,084	212
Orion Oyj, Class B	24,025	347
		1,018
France (9.1%)
France Telecom S.A.	49,749	1,131
GDF Suez	16,964	583
Legrand S.A.	22,573	393
Neopost S.A.	5,539	429
Total S.A.	12,985	644
Vallourec S.A.	3,836	356
		3,536
Germany (5.3%)
E.ON AG	19,855	553
MTU Aero Engines Holding AG	16,293	382
RWE AG	7,141	502
Symrise AG	51,100	606
		2,043
Greece (2.2%)
OPAP S.A.	32,730	865

Ireland (1.6%)
DCC plc	41,685	632

Italy (3.2%)
ENI S.p.A.	64,148	1,235

Japan (9.1%)
Amada Co., Ltd.	38,000	200
Daifuku Co., Ltd.	98,000	531
Hoya Corp.	29,688	588
Mori Seiki Co., Ltd.	45,400	414
Nintendo Co., Ltd.	1,509	443
Ono Pharmaceutical Co., Ltd.	13,800	605
TDK Corp.	8,200	310
Tokyo Tomin Bank Ltd. (The)	27,500	424
		3,515
Netherlands (11.8%)
Koninklijke KPN N.V.	86,492	1,157
Nutreco Holding N.V.	18,380	660
Reed Elsevier N.V.	85,691	916
Unilever N.V. CVA	27,883	551
Wolters Kluwer N.V.	79,020	1,283
		4,567
Norway (0.5%)
Schibsted ASA	34,840	204

Singapore (1.9%)
ComfortDelgro Corp., Ltd.	400,000	358
Singapore Post Ltd.	728,000	371
		729
Spain (3.2%)
Telefonica S.A.	62,527	1,249

Switzerland (2.0%)
Novartis AG (Registered)	21,117	797

Taiwan (1.0%)
Chunghwa Telecom Co., Ltd. ADR	20,709	378

United Kingdom (17.3%)
BP plc	115,548	773
British American Tobacco plc	50,049	1,159
Britvic plc	177,439	576
Diageo plc	31,748	358
GlaxoSmithKline plc	47,339	737
Meggitt plc	94,011	173
Royal Dutch Shell plc, Class A	35,113	790
Scottish & Southern Energy plc	39,300	624
Vodafone Group plc	877,027	1,532
		6,722
United States (26.6%)
ALLETE, Inc.	13,696	365
AT&T, Inc.	38,441	969
Bristol-Myers Squibb Co.	64,509	1,414
Eli Lilly & Co.	18,240	609
Kimberly-Clark Corp.	20,601	950
McGraw-Hill Cos., Inc. (The)	18,889	432
Pfizer, Inc.	34,922	476
Philip Morris International, Inc.	45,717	1,627
Portland General Electric Co.	22,636	398
Potlatch Corp. REIT	17,704	411
Reynolds American, Inc.	42,057	1,507
Verizon Communications, Inc.	39,253	1,185
		10,343
Total Common Stocks (Cost $42,344)		38,133

Short-Term Investment (1.4%)
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $552) (a)	552,495	552
Total Investments (99.6%) (Cost $42,896) +(b)		38,685
Other Assets in Excess of Liabilities (0.4%)		144
Net Assets (100%)		$38,829

(a)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Advisor. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2009, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $1,000. For the period ended March 31, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $12,469,000 and $12,954,000, respectively.

(b)

The approximate market value and percentage of total investments, $27,412,000 and 70.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments in the Notes to Portfolio of Investments.

+

At March 31, 2009, the U.S. Federal income tax cost basis of investments was approximately $42,896,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $4,211,000 of which $486,000 related to appreciated securities and $4,697,000 related to depreciated securities.

ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen
REIT	Real Estate Investment Trust

The Universal Institutional Funds, Inc.

Global Value Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
CHF	450	$395	4/27/09	EUR	296	$393	$(2)
EUR	900	1,196	4/27/09	CHF	1,375	1,209	13
EUR	5,300	7,041	4/27/09	USD	6,955	6,955	(86)
GBP	700	1,005	4/27/09	JPY	95,754	968	(37)
SEK	548	67	4/1/09	USD	66	66	(1)
USD	1	1	4/1/09	SGD	2	1	— @
USD	2	2	4/2/09	SGD	3	2	— @
		$9,707				$9,594	$(113)

CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar

@	Value is less than $500.

The Universal Institutional Funds, Inc.

High Yield Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (90.8%)
Aerospace (0.8%)
Hexcel Corp.,
6.75%, 2/1/15	$150	$128
L-3 Communications Corp.,
5.88%, 1/15/15	115	107
		235
Broadcasting (1.2%)
LIN Television Corp.,
6.50%, 5/15/13	95	50
Univision Communications, Inc.,
7.85%, 7/15/11(a)	445	287
Univision Communications, Inc. PIK,
9.75%, 3/15/15(b)	175	18
		355
Cable (8.0%)
Anixter, Inc.,
10.00%, 3/15/14(a)	305	284
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.,
11.00%, 10/1/15(c)	211	24
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.,
10.25%, 10/1/13(a)(c)	117	105
Charter Communications Operating LLC/Charter Communications Operating Capital,
10.88%, 9/15/14(b)(c)	345	336
CSC Holdings, Inc.,
8.50%, 6/15/15(b)	195	191
8.63%, 2/15/19(b)	590	571
DirecTV Holdings LLC/DirecTV Financing Co.,
6.38%, 6/15/15	30	29
7.63%, 5/15/16	315	310
Echostar DBS Corp.,
6.38%, 10/1/11	315	305
Virgin Media Finance plc,
8.75%, 4/15/14	60	57
9.13%, 8/15/16	230	215
		2,427
Chemicals (3.6%)
Airgas, Inc.,
7.13%, 10/1/18(b)	50	48
Berry Plastics Holding Corp.,
8.88%, 9/15/14	275	155
Innophos Holdings, Inc.,
9.50%, 4/15/12(b)	170	120
Innophos, Inc.,
8.88%, 8/15/14	200	165
Koppers, Inc.,
9.88%, 10/15/13	150	138
Nalco Co.,
7.75%, 11/15/11	135	134
Terra Capital, Inc.,
7.00%, 2/1/17	260	241
Westlake Chemical Corp.,
6.63%, 1/15/16(a)	135	95
		1,096
Consumer Products (0.7%)
Hanson Ltd.,
7.88%, 9/27/10	100	65
Oxford Industries, Inc.,
8.88%, 6/1/11	220	162
		227
Diversified Media (0.2%)
Dex Media West LLC/Dex Media West Finance Co.,
9.88%, 8/15/13	219	44
Idearc, Inc.,
8.00%, 11/15/16(c)	705	22
		66
Energy (12.5%)
Chaparral Energy, Inc.,
8.50%, 12/1/15	400	140
8.88%, 2/1/17(a)	60	21
Chesapeake Energy Corp.,
6.38%, 6/15/15	150	127
7.50%, 9/15/13(a)	115	106
9.50%, 2/15/15	300	293
Cie Generale de Geophysique-Veritas S.A.,
7.50%, 5/15/15	185	147
Cimarex Energy Co.,
7.13%, 5/1/17	85	69
Forest Oil Corp.,
7.25%, 6/15/19	170	135
7.75%, 5/1/14	190	170
Hilcorp Energy I LP/Hilcorp Finance Co.,
7.75%, 11/1/15(b)	315	232
Key Energy Services, Inc.,
8.38%, 12/1/14	145	92
Knight, Inc.,
6.50%, 9/1/12	91	85
Massey Energy Co.,
6.88%, 12/15/13	240	210
Newfield Exploration Co.,
6.63%, 9/1/14	270	246
7.13%, 5/15/18	55	49
Orion Power Holdings, Inc.,
12.00%, 5/1/10	75	78
Pacific Energy Partners LP/Pacific Energy Finance Corp.,
7.13%, 6/15/14	270	250
PetroHawk Energy Corp.,
10.50%, 8/1/14(b)	240	240
Plains Exploration & Production Co.,
7.63%, 6/1/18	305	248
7.75%, 6/15/15	110	95
10.00%, 3/1/16	245	233
SandRidge Energy, Inc. PIK,
8.63%, 4/1/15	515	337
Sonat, Inc.,
7.63%, 7/15/11	180	175
		3,778
Financial (0.3%)
Fresenius US Finance II, Inc.,
9.00%, 7/15/15(a)(b)	85	89

Food & Drug (2.5%)
Axcan Intermediate Holdings, Inc.,
12.75%, 3/1/16	95	89
CA FM Lease Trust,
8.50%, 7/15/17(b)	268	276
New Albertsons, Inc.,
7.50%, 2/15/11	115	115
SUPERVALU, Inc.,
7.50%, 5/15/12 - 11/15/14	290	285
		765

The Universal Institutional Funds, Inc.

High Yield Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

	Face Amount (000)	Value (000)
Food & Tobacco (2.6%)
Constellation Brands, Inc.,
7.25%, 5/15/17	$185	$177
Michael Foods, Inc.,
8.00%, 11/15/13	230	206
Pilgrim’s Pride Corp.,
7.63%, 5/1/15(c)	320	207
Smithfield Foods, Inc.,
7.00%, 8/1/11	245	190
		780
Forest Products (4.7%)
Crown Americas LLC/Crown Americas Capital Corp.,
7.63%, 11/15/13(a)	360	363
Georgia-Pacific LLC,
7.13%, 1/15/17(b)	425	395
Glatfelter,
7.13%, 5/1/16	95	81
Graham Packaging Co. LP/GPC Capital Corp. I,
9.88%, 10/15/14	230	150
Graphic Packaging International, Inc.,
9.50%, 8/15/13(a)	400	288
Owens-Brockway Glass Container, Inc.,
6.75%, 12/1/14	155	150
		1,427
Gaming & Leisure (4.1%)
Harrah’s Operating Co., Inc.,
10.00%, 12/15/15(b)	347	109
Host Hotels & Resorts LP,
6.38%, 3/15/15	60	45
7.13%, 11/1/13	255	207
Las Vegas Sands Corp.,
6.38%, 2/15/15(a)	305	145
MGM Mirage,
6.00%, 10/1/09	495	270
13.00%, 11/15/13(b)	445	333
Mohegan Tribal Gaming Authority,
6.38%, 7/15/09	150	124
		1,233
Health Care (10.5%)
Biomet, Inc.,
11.63%, 10/15/17	170	151
CHS/Community Health Systems, Inc.,
8.88%, 7/15/15	270	257
DaVita, Inc.,
6.63%, 3/15/13	95	93
FMC Finance III S.A.,
6.88%, 7/15/17	275	270
Fresenius Medical Care Capital Trust IV,
7.88%, 6/15/11	250	254
HCA, Inc.,
5.75%, 3/15/14	225	148
6.25%, 2/15/13	250	189
9.13%, 11/15/14	213	201
Healthsouth Corp.,
10.75%, 6/15/16(a)	240	236
Invacare Corp.,
9.75%, 2/15/15	60	58
Omnicare, Inc.,
6.75%, 12/15/13	330	301
6.88%, 12/15/15	90	81
Select Medical Corp.,
7.63%, 2/1/15	305	199
7.65%, 9/15/15(d)	390	211
Sun Healthcare Group, Inc.,
9.13%, 4/15/15	195	183
Tenet Healthcare Corp.,
7.38%, 2/1/13	190	152
Warner Chilcott Corp.,
8.75%, 2/1/15	191	184
		3,168
Housing (1.4%)
Interface, Inc.,
9.50%, 2/1/14	350	250
10.38%, 2/1/10	95	92
Nortek, Inc.,
8.50%, 9/1/14	430	45
Pulte Homes, Inc.,
6.38%, 5/15/33	35	22
		409
Industrials (1.5%)
Crown Castle International Corp.,
9.00%, 1/15/15	80	81
First Data Corp.,
9.88%, 9/24/15(a)	250	147
Scientific Games Corp.,
6.25%, 12/15/12	255	224
		452
Information Technology (3.4%)
Flextronics International Ltd.,
6.50%, 5/15/13	145	130
Iron Mountain, Inc.,
8.63%, 4/1/13	450	452
SunGard Data Systems, Inc.,
9.13%, 8/15/13	280	245
10.63%, 5/15/15(b)	80	70
Vangent, Inc.,
9.63%, 2/15/15	195	128
		1,025
Manufacturing (3.1%)
Baldor Electric Co.,
8.63%, 2/15/17	105	84
Bombardier, Inc.,
6.30%, 5/1/14(a)(b)	615	436
Johnsondiversey, Inc.,
9.63%, 5/15/12	244	222
RBS Global, Inc./Rexnord LLC,
9.50%, 8/1/14	245	200
		942
Metals (0.8%)
Foundation PA Coal Co. LLC,
7.25%, 8/1/14	105	96
Novelis, Inc.,
7.25%, 2/15/15	370	150
		246
Retail (1.8%)
Bon-Ton Department Stores, Inc. (The),
10.25%, 3/15/14(a)	320	56
Brown Shoe Co., Inc.,
8.75%, 5/1/12	260	212
Phillips-Van Heusen Corp.,
7.25%, 2/15/11	225	217
Rite Aid Corp.,
8.63%, 3/1/15	230	53
		538

The Universal Institutional Funds, Inc.

High Yield Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

	Face Amount (000)	Value (000)
Services (2.9%)
Aramark Corp.,
8.50%, 2/1/15(a)	$165	$153
Expedia, Inc.,
8.50%, 7/1/16(b)	300	256
Solo Cup Co.,
8.50%, 2/15/14	160	118
Ticketmaster Entertainment, Inc.,
10.75%, 7/28/16(b)	285	195
United Rentals North America, Inc.,
6.50%, 2/15/12	200	161
		883
Telecommunications (7.5%)
Frontier Communications Corp.,
9.00%, 8/15/31	545	377
Intelsat Corp.,
9.25%, 6/15/16(b)	840	781
Qwest Capital Funding, Inc.,
7.00%, 8/3/09	50	50
7.25%, 2/15/11	385	370
Sprint Capital Corp.,
6.90%, 5/1/19	180	128
Sprint Nextel Corp.,
6.00%, 12/1/16	120	86
Wind Acquisition Finance S.A.,
10.75%, 12/1/15(b)	285	284
Windstream Corp.,
8.13%, 8/1/13	105	104
XM Satellite Radio, Inc.,
13.00%, 8/1/13(b)	210	97
		2,277
Transportation (4.0%)
ArvinMeritor, Inc.,
8.75%, 3/1/12(a)	210	77
Ford Motor Credit Co. LLC,
7.25%, 10/25/11	640	456
General Motors Acceptance Corp. LLC,
6.75%, 12/1/14(b)	273	159
6.88%, 9/15/11(b)	345	245
General Motors Corp.,
8.38%, 7/15/33(a)	185	23
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co.,
8.50%, 4/1/15	90	23
Kansas City Southern de Mexico SA de CV,
12.50%, 4/1/16(b)	125	118
KAR Holdings, Inc.,
8.75%, 5/1/14(a)	155	83
Sonic Automotive, Inc.,
8.63%, 8/15/13(a)	125	38
		1,222
Utilities (10.7%)
AES Corp. (The),
7.75%, 3/1/14	240	216
8.00%, 6/1/20(b)	245	200
8.75%, 5/15/13(b)	45	45
9.75%, 4/15/16(b)	210	198
Edison Mission Energy,
7.00%, 5/15/17(a)	215	158
7.75%, 6/15/16(a)	185	141
El Paso Corp.,
6.88%, 6/15/14	115	103
12.00%, 12/12/13	30	32
Intergen N.V.,
9.00%, 6/30/17(b)	340	309
Ipalco Enterprises, Inc.,
8.63%, 11/14/11	85	81
Midwest Generation LLC,
8.56%, 1/2/16	167	155
Mirant Americas Generation LLC,
8.50%, 10/1/21	460	343
NRG Energy, Inc.,
7.38%, 1/15/17	400	373
Ormat Funding Corp.,
8.25%, 12/30/20(e)	521	393
Reliant Energy, Inc.,
7.88%, 6/15/17	230	183
Texas Competitive Electric Holdings Co. LLC,
10.25%, 11/1/15	580	293
		3,223
Wireless Communications (2.0%)
American Tower Corp.,
7.13%, 10/15/12	240	243
7.50%, 5/1/12	230	232
Nextel Communications, Inc.,
6.88%, 10/31/13	200	115
		590
Total Fixed Income Securities (Cost $33,145)		27,453

	Shares
Common Stock (0.0%)
Utilities (0.0%)
SW Acquistion LP (e)(f)(g) (Cost $—)	1	—

Preferred Stock (0.1%)
Financial (0.1%)
Preferred Blocker, Inc.
7.00% (b)(g) (Cost $73)	141	28

Short-Term Investments (14.7%)
Securities held as Collateral on Loaned Securities (9.2%)
Investment Company (7.6%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (h)	2,285,001	2,285

Face Amount (000)
Repurchase Agreement (1.6%)
Credit Suisse Securities USA LLC, 0.28%, dated 3/31/09, due 4/1/09, repurchase price $499; fully collateralized by U.S government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: 4.50% - 5.50%, due 11/1/33 - 4/1/39, valued at $509.	$499	499
2,784

The Universal Institutional Funds, Inc.

High Yield Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

	Shares	Value (000)
Investment Company (5.5%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (h)	1,649,283	$1,649
Total Short-Term Investments (Cost $4,433)		4,433
Total Investments (105.6%) (Cost $37,651) — Including $2,736 of Securities Loaned +		31,914
Liabilities in Excess of Other Assets (-5.6%)		(1,688)
Net Assets (100%)		$30,226

(a)

All or a portion of security on loan at March 31, 2009. At March 31, 2009, the Portfolio had loaned securities with a total value of $2,736,000. This was secured by collateral of $2,784,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(b)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Issuer is in default.
(d)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on March 31, 2009.
(e)	Security has been deemed illiquid at March 31, 2009.
(f)

At March 31, 2009, the Portfolio held a fair valued security valued at less than $500 representing less than 0.05% of net assets. The security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(g)	Non-income producing security.
(h)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2009, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $3,000. For the period ended March 31, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $5,073,000 and $5,468,000, respectively.

+

At March 31, 2009, the U.S. Federal income tax cost basis of investments was approximately $37,651,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $5,737,000 of which $593,000 related to appreciated securities and $6,330,000 related to depreciated securities.

PIK	Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.

The Universal Institutional Funds, Inc.

International Growth Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (Unaudited)

	Shares	Value (000)
Common Stocks (92.3%)
Australia (2.8%)
BHP Billiton Ltd.	93,489	$2,083
CSL Ltd.	93,863	2,124
		4,207
Austria (1.2%)
Vienna Insurance Group	61,772	1,777

Belgium (1.2%)
Groupe Bruxelles Lambert S.A.	25,742	1,747

Canada (3.3%)
Cameco Corp. (a)	111,576	1,907
EnCana Corp.	42,101	1,723
Research In Motion Ltd. (b)	31,431	1,354
		4,984
Denmark (1.0%)
Vestas Wind Systems A/S (b)	32,685	1,443

Egypt (0.7%)
Orascom Construction Industries GDR	22,287	1,046

Finland (2.6%)
Fortum Oyj	98,430	1,873
Kone Oyj, Class B	98,157	2,034
		3,907
France (7.3%)
AXA S.A.	91,856	1,115
BNP Paribas	37,253	1,535
Cie Generale d’Optique Essilor International S.A.	60,992	2,359
LVMH Moet Hennessy Louis Vuitton S.A.	27,289	1,711
Total S.A.	84,158	4,174
		10,894
Germany (9.5%)
Adidas AG	54,535	1,819
Bayer AG	35,375	1,695
Deutsche Bank AG (Registered) (a)	46,392	1,887
E.ON AG (a)	88,864	2,473
Linde AG	36,194	2,459
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	13,617	1,663
SAP AG	62,304	2,213
		14,209
Greece (2.4%)
Coca-Cola Hellenic Bottling Co. S.A.	143,396	2,045
National Bank of Greece S.A.	103,586	1,576
		3,621
Hong Kong (5.6%)
China Resources Power Holdings Co., Ltd.	1,180,000	2,469
CNOOC Ltd.	2,364,900	2,345
Esprit Holdings Ltd.	308,100	1,590
Parkson Retail Group Ltd.	1,848,500	1,894
		8,298
India (1.1%)
Bharti Airtel Ltd. (b)	132,916	1,650

Ireland (1.1%)
Ryanair Holdings plc ADR (b)	71,243	1,646

Israel (2.6%)
Teva Pharmaceutical Industries Ltd. ADR	86,099	3,879

Italy (1.2%)
ENI S.p.A.	89,750	1,728

Japan (14.5%)
Benesse Corp.	42,800	1,575
FamilyMart Co., Ltd.	65,600	2,001
Fast Retailing Co., Ltd.	23,900	2,734
Jupiter Telecommunications Co., Ltd.	2,886	1,920
Komatsu Ltd.	142,500	1,581
Mitsubishi Estate Co., Ltd.	158,000	1,804
Nippon Electric Glass Co., Ltd.	293,000	2,081
Rakuten, Inc.	3,280	1,568
Shin-Etsu Chemical Co., Ltd.	56,100	2,753
Shionogi & Co., Ltd.	112,000	1,926
Stanley Electric Co., Ltd.	157,900	1,775
		21,718
Luxembourg (2.2%)
ArcelorMittal	93,819	1,899
Millicom International Cellular S.A.	36,551	1,354
		3,253
Mexico (1.1%)
America Movil S.A.B. de C.V., Class L ADR	62,023	1,680

Netherlands (1.3%)
Reed Elsevier N.V.	181,886	1,945

Norway (0.9%)
Storebrand ASA	428,375	1,334

Portugal (1.7%)
Banco Espirito Santo S.A. (Registered)	172,410	672
Jeronimo Martins SGPS S.A.	365,062	1,799
		2,471
Singapore (2.6%)
DBS Group Holdings Ltd.	431,000	2,417
Keppel Corp. Ltd.	433,000	1,442
		3,859
Spain (1.0%)
Banco Santander S.A.	222,113	1,527

Sweden (2.4%)
Investor AB, Class B (a)	149,786	1,896
Tele2 AB, Class B	208,907	1,763
		3,659
Switzerland (8.7%)
Nestle S.A. (Registered)	126,445	4,280
Roche Holding AG (Genusschein)	23,981	3,292
SGS S.A. (Registered)	3,237	3,398
Syngenta AG (Registered)	10,359	2,083
		13,053
Taiwan (0.8%)
Delta Electronics, Inc.	648,060	1,196

United Kingdom (11.5%)
Aggreko plc	201,592	1,422
Autonomy Corp. plc (b)	62,611	1,173
G4S plc	757,442	2,096
Prudential plc	321,757	1,551
Reckitt Benckiser Group plc	81,945	3,084
SABMiller plc	110,942	1,654
Smith & Nephew plc	299,759	1,853
Standard Chartered plc	154,767	1,920

The Universal Institutional Funds, Inc.

International Growth Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (Unaudited)

	Shares	Value (000)
United Kingdom (cont’d)
Tesco plc	511,247	$2,447
		17,200
Total Common Stocks (Cost $195,552)		137,931

No. of Rights
Rights (0.3%)
Portugal (0.3%)
Banco Espirito Santo S.A., expires 4/7/09 (Cost $1,801) (b)	292,095	466

Shares
Short-Term Investments (8.7%)
Securities held as Collateral on Loaned Securities (2.7%)
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (c)	3,401,482	3,402

Face Amount (000)
Repurchase Agreement (0.5%)
Credit Suisse Securities USA LLC, 0.28%, dated 3/31/09, due 4/1/09, repurchase price $743; fully collateralized by U.S government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: 4.50% - 5.50%, due 11/1/33 - 4/1/39, valued at $758.	$743	743
4,145

	Shares
Investment Company (6.0%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (c)	8,930,069	8,930
Total Short-Term Investments (Cost $13,075)		13,075
Total Investments (101.3%) (Cost $210,428) — Including $3,922 of Securities Loaned +(d)		151,472
Liabilities in Excess of Other Assets (-1.3%)		(1,955)
Net Assets (100%)		$149,517

(a)

All or a portion of security on loan at March 31, 2009. At March 31, 2009, the Portfolio had loaned securities with a total value of $3,922,000. This was secured by collateral of $4,145,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(b)	Non-income producing security.
(c)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Advisor, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2009, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $9,000. For the period ended March 31, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $37,040,000 and $31,090,000, respectively.

(d)

The approximate market value and percentage of total investments, $124,854,000 and 82.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments in the Notes to Portfolio of Investments.

+

At March 31, 2009, the U.S. Federal income tax cost basis of investments was approximately $210,428,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $58,956,000 of which $704,000 related to appreciated securities and $59,660,000 related to depreciated securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
CAD	17	$14	4/1/09	USD	14	$14	$—	@
USD	204	204	4/3/09	AUD	294	205	1
USD	169	169	4/2/09	CAD	213	169	—	@
USD	622	622	4/2/09	CHF	710	623	1
USD	70	70	4/2/09	DKK	394	70	—	@
USD	622	622	4/1/09	EUR	468	622	—	@
USD	735	735	4/2/09	EUR	555	737	2
USD	708	708	4/2/09	GBP	494	709	1
USD	406	406	4/2/09	HKD	3,145	406	—	@
USD	937	937	4/3/09	JPY	92,805	938	1
USD	63	63	4/2/09	NOK	424	63	—	@
USD	176	176	4/2/09	SEK	1,448	176	—	@
USD	182	182	4/3/09	SGD	277	182	—	@
		$4,908				$4,914	$6

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Denmark Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar

@		Value is less than $500.

The Universal Institutional Funds, Inc.

International Magnum Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

	Shares	Value (000)
Common Stocks (94.8%)
Australia (4.0%)
Australia & New Zealand Banking Group Ltd.	16,640	$183
BHP Billiton Ltd.	40,414	901
CSL Ltd.	22,918	518
QBE Insurance Group Ltd.	18,750	252
Rio Tinto Ltd.	6,982	274
Tatts Group Ltd.	118,000	227
Wesfarmers Ltd.	16,031	210
Westpac Banking Corp.	18,650	248
		2,813
Austria (1.2%)
Telekom Austria AG	24,743	374
Vienna Insurance Group	15,083	434
		808
Belgium (1.0%)
Groupe Bruxelles Lambert S.A.	6,285	427
Umicore	15,920	293
		720
Canada (1.7%)
Cameco Corp.	27,243	466
EnCana Corp.	10,279	421
Research In Motion Ltd. (a)	7,673	330
		1,217
Denmark (0.5%)
Vestas Wind Systems A/S (a)	7,980	352

Egypt (0.4%)
Orascom Construction Industries GDR	5,453	255

Finland (1.4%)
Fortum Oyj	24,033	457
Kone Oyj, Class B	23,966	497
		954
France (6.6%)
AXA S.A.	22,428	272
BNP Paribas	22,264	918
Cie Generale d’Optique Essilor International S.A.	14,892	576
Electricite de France	9,273	364
GDF Suez	16,576	570
LVMH Moet Hennessy Louis Vuitton S.A.	6,663	418
Schneider Electric S.A.	6,349	421
Total S.A.	20,548	1,019
		4,558
Germany (8.8%)
Adidas AG	13,315	444
Allianz SE (Registered)	5,767	486
Bayer AG	20,075	962
Deutsche Bank AG (Registered)	11,330	461
E.ON AG	21,533	599
Linde AG	8,837	601
MAN AG	8,978	392
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	7,585	926
SAP AG	15,212	540
Siemens AG (Registered)	11,549	661
		6,072
Greece (1.3%)
Coca-Cola Hellenic Bottling Co. S.A.	35,012	499
National Bank of Greece S.A.	25,292	385
		884
Hong Kong (4.4%)
BOC Hong Kong Holdings Ltd.	89,500	92
Cheung Kong Holdings Ltd.	25,000	215
China Resources Power Holdings Co., Ltd.	288,000	603
CNOOC Ltd.	578,000	573
Esprit Holdings Ltd.	106,800	551
Hang Seng Bank Ltd.	7,500	76
MTR Corp.	122,000	293
New World Development Ltd.	92,000	92
Parkson Retail Group Ltd.	451,500	463
Sun Hung Kai Properties Ltd.	8,000	72
		3,030
India (0.6%)
Bharti Airtel Ltd. (a)	32,453	403

Ireland (0.6%)
Ryanair Holdings plc ADR (a)	17,400	402

Israel (1.4%)
Teva Pharmaceutical Industries Ltd. ADR	21,000	946

Italy (1.7%)
ENI S.p.A.	63,130	1,216

Japan (18.5%)
Amada Co., Ltd.	21,000	111
Astellas Pharma, Inc.	6,100	188
Benesse Corp.	10,400	383
Canon, Inc.	8,300	242
Casio Computer Co., Ltd.	12,700	90
Dai Nippon Printing Co., Ltd.	10,000	93
Daicel Chemical Industries Ltd.	28,000	101
Daifuku Co., Ltd.	14,000	76
Daiichi Sankyo Co., Ltd.	9,900	167
Daikin Industries Ltd.	7,300	202
Denki Kagaku Kogyo KK	43,000	78
East Japan Railway Co.	2,500	130
FamilyMart Co., Ltd.	20,800	634
Fast Retailing Co., Ltd.	5,800	664
Fuji Machine Manufacturing Co., Ltd.	4,300	35
FUJIFILM Holdings Corp.	6,900	151
Fujitec Co., Ltd.	8,000	27
Fujitsu Ltd.	41,000	154
Furukawa Electric Co., Ltd.	35,000	99
Hitachi Capital Corp.	8,900	95
Hitachi High-Technologies Corp.	4,500	64
Hitachi Ltd.	33,000	91
House Foods Corp.	5,400	75
Jupiter Telecommunications Co., Ltd.	705	469
Kaneka Corp.	20,000	98
Komatsu Ltd.	34,800	386
Kurita Water Industries Ltd.	5,600	108
Kyocera Corp.	2,800	187
Kyudenko Corp.	8,000	51
Lintec Corp.	6,200	77
Maeda Road Construction Co., Ltd.	6,000	53
Marubeni Corp.	27,000	84
Minebea Co., Ltd.	24,000	88
Mitsubishi Chemical Holdings Corp.	26,000	90
Mitsubishi Corp.	15,900	212
Mitsubishi Estate Co., Ltd.	38,000	434
Mitsubishi Heavy Industries Ltd.	54,000	163

The Universal Institutional Funds, Inc.

International Magnum Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

	Shares	Value (000)
Japan (cont’d)
Mitsui Mining & Smelting Co., Ltd. (a)	37,000	$62
Mitsumi Electric Co., Ltd.	7,600	111
Nagase & Co., Ltd.	8,000	62
NEC Corp. (a)	53,000	143
Nifco, Inc.	6,300	69
Nintendo Co., Ltd.	900	264
Nippon Electric Glass Co., Ltd.	72,000	511
Nippon Meat Packers, Inc.	8,000	84
Nippon Sheet Glass Co., Ltd.	24,000	60
Nippon Steel Corp.	18,000	49
Nippon Telegraph & Telephone Corp.	3,100	118
Nissan Motor Co., Ltd.	33,200	120
Nissha Printing Co., Ltd.	2,100	67
Nisshinbo Holdings, Inc.	9,000	86
Obayashi Corp.	27,000	131
Ono Pharmaceutical Co., Ltd.	4,000	175
Panasonic Corp.	18,100	199
Rakuten, Inc.	801	383
Ricoh Co., Ltd.	16,000	193
Rohm Co., Ltd.	2,400	120
Ryosan Co., Ltd.	4,600	96
Sanki Engineering Co., Ltd.	6,000	33
Sanwa Holdings Corp.	20,000	57
Sekisui Chemical Co., Ltd.	24,000	120
Sekisui House Ltd.	13,000	99
Shin-Etsu Chemical Co., Ltd.	13,700	672
Shin-Etsu Polymer Co., Ltd.	13,900	60
Shionogi & Co., Ltd.	27,000	464
Sony Corp.	5,500	113
Stanley Electric Co., Ltd.	38,600	434
Suzuki Motor Corp.	10,000	167
TDK Corp.	3,500	132
Teijin Ltd.	31,000	68
Toho Co., Ltd.	3,500	49
Tokyo Electric Power Co., Inc. (The)	3,500	87
Toshiba Corp.	53,000	138
Toyo Ink Manufacturing Co., Ltd.	20,000	41
Toyoda Gosei Co., Ltd.	2,800	43
Toyota Motor Corp.	8,100	260
Tsubakimoto Chain Co.	24,000	54
Yamaha Corp.	9,400	93
Yamaha Motor Co., Ltd.	9,700	87
		12,824
Luxembourg (1.3%)
ArcelorMittal	27,450	555
Millicom International Cellular S.A.	8,900	330
		885
Mexico (0.6%)
America Movil S.A.B. de C.V., Class L ADR	15,167	411

Netherlands (2.1%)
Koninklijke KPN N.V.	42,140	564
Reed Elsevier N.V.	44,410	475
Wolters Kluwer N.V.	24,660	400
		1,439
Norway (0.5%)
Storebrand ASA	104,356	325

Portugal (0.9%)
Banco Espirito Santo S.A. (Registered)	42,128	164
Jeronimo Martins SGPS S.A.	89,135	439
		603
Singapore (2.2%)
CapitaCommercial Trust REIT	40,420	23
CapitaLand Ltd.	174,000	267
City Developments Ltd.	33,000	111
DBS Group Holdings Ltd.	105,500	592
Keppel Corp. Ltd.	106,000	353
Oversea-Chinese Banking Corp. Ltd.	31,600	101
SembCorp Industries Ltd.	61,480	96
		1,543
Spain (2.5%)
Banco Bilbao Vizcaya Argentaria S.A.	50,198	408
Banco Santander S.A.	54,232	373
Telefonica S.A.	46,360	926
		1,707
Sweden (1.3%)
Investor AB, Class B	36,572	463
Tele2 AB, Class B	51,007	431
		894
Switzerland (10.0%)
Nestle S.A. (Registered)	65,378	2,213
Novartis AG (Registered)	20,616	778
Roche Holding AG (Genusschein)	13,694	1,880
SGS S.A. (Registered)	790	829
Syngenta AG (Registered)	2,529	509
UBS AG (Registered) (a)	36,333	345
Zurich Financial Services AG (Registered)	2,573	406
		6,960
Taiwan (0.4%)
Delta Electronics, Inc.	157,820	291

United Kingdom (18.9%)
Aggreko plc	49,258	347
Anglo American plc	23,540	399
Autonomy Corp. plc (a)	15,287	286
BAE Systems plc	95,362	458
BG Group plc	49,192	746
British American Tobacco plc	27,645	640
Carphone Warehouse Group plc	110,172	199
G4S plc	184,940	512
GlaxoSmithKline plc	52,258	814
HSBC Holdings plc	96,278	545
Imperial Tobacco Group plc	25,615	575
Kingfisher plc	57,458	123
Man Group plc	83,631	263
Prudential plc	138,063	665
Reckitt Benckiser Group plc	20,008	753
Reed Elsevier plc	46,186	331
Rolls-Royce Group plc (a)	88,298	372
Royal Dutch Shell plc, Class A	60,044	1,350
SABMiller plc	27,088	404
Smith & Nephew plc	73,190	452
Standard Chartered plc	37,788	469
Tesco plc	240,588	1,152
Vodafone Group plc	461,429	806

The Universal Institutional Funds, Inc.

International Magnum Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

	Shares	Value (000)
United Kingdom (cont’d)
WM Morrison Supermarkets plc	117,508	$430
		13,091
Total Common Stocks (Cost $101,714)		65,603

Preferred Stock (0.5%)
Germany (0.5%)
Fresenius SE (Cost $549)	6,990	321

	No. of Rights
Rights (0.3%)
Portugal (0.2%)
Banco Espirito Santo S.A., expires 4/7/09 (a)	74,940	120

United Kingdom (0.1%)
HSBC Holdings plc, expires 4/3/09 (a)	40,115	81
Total Rights (Cost $686)		201

	Shares
Short-Term Investment (3.5%)
Investment Company (3.5%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $2,407) (b)	2,406,907	2,407
Total Investments (99.1%) (Cost $105,356) +(c)		68,532
Other Assets in Excess of Liabilities (0.9%)		641
Net Assets (100%)		$69,173

(a)	Non-income producing security.
(b)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Advisor. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2009, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $2,000. For the period ended March 31, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $6,590,000 and $6,595,000, respectively.

(c)

The approximate market value and percentage of total investments, $62,564,000 and 91.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments in the Notes to Portfolio of Investments.

+

At March 31, 2009, the U.S. Federal income tax cost basis of investments was approximately $105,356,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $36,824,000 of which $1,148,000 related to appreciated securities and $37,972,000 related to depreciated securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
AUD	1,150	$798	4/16/09	USD	742	$742	$(56)
AUD	10	7	4/1/09	USD	7	7	— @
AUD	2	2	4/1/09	USD	2	2	— @
AUD	8	5	4/1/09	USD	5	5	— @
AUD	7	5	4/16/09	USD	5	5	— @
CAD	952	755	4/16/09	USD	743	743	(12)
EUR	711	944	4/16/09	USD	906	906	(38)
EUR	2,248	2,987	4/16/09	USD	2,863	2,863	(124)
EUR	123	164	4/2/09	USD	163	163	(1)
EUR	1,451	1,928	4/16/09	USD	1,929	1,929	1
EUR	2,055	2,730	4/16/09	USD	2,621	2,621	(109)
GBP	2,092	3,002	4/16/09	USD	2,894	2,894	(108)
GBP	1,145	1,643	4/16/09	USD	1,585	1,585	(58)
GBP	4,100	5,883	4/16/09	USD	5,675	5,675	(208)
HKD	23	3	4/1/09	USD	3	3	— @
JPY	365,686	3,695	4/16/09	USD	3,720	3,720	25
JPY	408,949	4,132	4/16/09	USD	4,160	4,160	28
USD	2,441	2,441	4/16/09	AUD	3,778	2,624	183
USD	67	67	4/16/09	AUD	104	72	5
USD	2,366	2,366	4/16/09	EUR	1,856	2,465	99
USD	4,187	4,187	4/16/09	EUR	3,284	4,363	176
USD	3,833	3,833	4/16/09	EUR	3,005	3,992	159
USD	926	926	4/16/09	GBP	669	961	35
USD	3,542	3,542	4/16/09	GBP	2,562	3,676	134
USD	1,655	1,655	4/16/09	GBP	1,157	1,661	6
USD	5,058	5,058	4/16/09	GBP	3,657	5,247	189
USD	37	37	4/2/09	GBP	26	37	— @
USD	5,105	5,105	4/16/09	JPY	501,782	5,070	(35)
USD	187	187	4/16/09	JPY	18,385	186	(1)
USD	362	362	4/16/09	JPY	35,568	359	(3)
USD	5,876	5,876	4/16/09	JPY	577,233	5,833	(43)
USD	720	720	4/16/09	JPY	70,461	712	(8)
		$65,045				$65,281	$236

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
USD	—	United States Dollar

@		Value is less than $500.

The Universal Institutional Funds, Inc.

Mid Cap Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

		Value
	Shares	(000)
Common Stocks (93.6%)
Advertising Agencies (0.6%)
Monster Worldwide, Inc. (a)	112,241	$915

Air Transport (3.0%)
Expeditors International Washington, Inc.	162,715	4,603

Biotechnology Research & Production (4.6%)
Illumina, Inc. (a)	185,774	6,918

Building: Cement (3.5%)
Martin Marietta Materials, Inc.	56,147	4,452
Texas Industries, Inc.	35,142	879
		5,331
Casinos & Gambling (1.3%)
Wynn Resorts Ltd. (a)	100,868	2,014

Chemicals (0.3%)
Rockwood Holdings, Inc. (a)	61,946	492

Communications Technology (0.5%)
Millicom International Cellular S.A.	19,133	709

Computer Services Software & Systems (17.6%)
Alibaba.com Ltd. (a)	1,989,500	1,828
Autodesk, Inc. (a)	97,000	1,630
Baidu, Inc. ADR (a)	22,360	3,949
Equinix, Inc. (a)	29,807	1,674
IHS, Inc., Class A (a)	79,073	3,256
Salesforce.com, Inc. (a)	115,110	3,767
Tencent Holdings Ltd.	826,000	6,137
Teradata Corp. (a)	168,720	2,737
Yahoo!, Inc. (a)	130,500	1,672
		26,650
Diversified Financial Services (0.4%)
Calamos Asset Management, Inc., Class A	127,244	612

Drugs & Pharmaceuticals (3.5%)
Allergan, Inc.	47,107	2,250
Gen-Probe, Inc. (a)	67,947	3,097
		5,347
Education Services (1.4%)
Strayer Education, Inc.	11,933	2,146

Electronics: Medical Systems (0.7%)
Intuitive Surgical, Inc. (a)	11,506	1,097

Energy — Miscellaneous (10.7%)
PetroHawk Energy Corp. (a)	49,294	948
Range Resources Corp.	40,473	1,666
Southwestern Energy Co. (a)	227,537	6,756
Ultra Petroleum Corp. (a)	188,250	6,756
		16,126
Engineering & Contracting Services (2.3%)
Aecom Technology Corp. (a)	78,310	2,042
Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	76,627	1,399
		3,441
Fertilizers & Agricultural Chemicals (0.7%)
Intrepid Potash, Inc. (a)	54,436	1,004

Financial — Miscellaneous (3.0%)
Moody’s Corp.	30,961	710
Redecard S.A.	314,263	3,808
		4,518
Homebuilding (1.8%)
Gafisa S.A. ADR	103,420	1,033
NVR, Inc. (a)	3,791	1,622
		2,655
Insurance: Property & Casualty (1.1%)
Alleghany Corp. (a)	6,000	1,625

Investment Management Companies (1.3%)
Greenhill & Co., Inc.	26,841	1,982

Medical & Dental Instruments & Supplies (3.9%)
Mindray Medical International Ltd. ADR	98,152	1,817
Techne Corp.	74,703	4,087
		5,904
Pollution Control & Environmental Services (2.7%)
Covanta Holding Corp. (a)	125,220	1,639
Nalco Holding Co.	188,364	2,462
		4,101
Publishing — Miscellaneous (2.0%)
Morningstar, Inc. (a)	86,297	2,947

Radio & TV Broadcasters (1.7%)
Discovery Communications, Inc., Class A (a)	78,428	1,257
Discovery Communications, Inc., Class C (a)	94,480	1,384
		2,641
Real Estate Investment Trusts (REIT) (1.6%)
Brookfield Asset Management, Inc., Class A	180,892	2,493

Restaurants (2.1%)
Starbucks Corp. (a)	290,669	3,229

Retail (6.2%)
Abercrombie & Fitch Co., Class A	80,475	1,915
Ctrip.com International Ltd. ADR	128,559	3,523
Priceline.com, Inc. (a)	49,333	3,886
		9,324
Securities Brokerage & Services (1.8%)
IntercontinentalExchange, Inc. (a)	35,717	2,660

Services: Commercial (4.8%)
Corporate Executive Board Co. (The)	81,755	1,185
Leucadia National Corp. (a)	226,772	3,377
New Oriental Education & Technology Group ADR (a)	53,865	2,707
		7,269
Shipping (2.4%)
C.H. Robinson Worldwide, Inc.	78,283	3,570

Shoes (0.5%)
Lululemon Athletica, Inc. (a)	81,145	703

Textile Products (0.6%)
Mohawk Industries, Inc. (a)	29,481	881

Utilities: Gas Pipelines (1.0%)
Questar Corp.	53,346	1,570

Utilities: Telecommunications (0.8%)
NII Holdings, Inc. (a)	82,625	1,239

Wholesalers (3.2%)
Li & Fung Ltd.	2,078,100	4,881
Total Common Stocks (Cost $230,298)		141,597

Preferred Stock (0.8%)
Drugs & Pharmaceuticals (0.8%)
Ironwood Pharmaceutical, Inc. (Convertible) (a)(b)(c) (Cost $1,154)	96,207	1,154

Investment Company (1.1%)
Groupe Aeroplan, Inc. (Cost $3,621)	286,150	1,780

The Universal Institutional Funds, Inc.

Mid Cap Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

		Value
	Shares	(000)
Short-Term Investment (4.8%)
Investment Company (4.8%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $7,282)(d)	7,282,422	$7,282
Total Investments (100.3%) (Cost $242,355) +(e)		151,813
Liabilities in Excess of Other Assets (-0.3%)		(504)
Net Assets (100%)		$151,309

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at March 31, 2009.
(c)

At March 31, 2009, the Portfolio held approximately $1,154,000 of fair valued securities, representing 0.8% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(d)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Advisor. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2009, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $11,000. For the period ended March 31, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $5,327,000 and $8,651,000, respectively.

(e)

The approximate market value and percentage of total investments, $12,846,000 and 8.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments in the Notes to Portfolio of Investments.

+

At March 31, 2009, the U.S. Federal income tax cost basis of investments was approximately $242,355,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $90,542,000 of which $8,966,000 related to appreciated securities and $99,508,000 related to depreciated securities.

ADR	American Depositary Receipt

The Universal Institutional Funds, Inc.

Small Company Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

		Value
	Shares	(000)
Common Stocks (92.6%)
Biotechnology Research & Production (4.7%)
Alnylam Pharmaceuticals, Inc. (a)	22,203	$423
Illumina, Inc. (a)	19,732	735
		1,158
Building: Cement (5.2%)
Eagle Materials, Inc.	33,570	814
Texas Industries, Inc.	18,255	456
		1,270
Casinos & Gambling (0.2%)
Lakes Entertainment, Inc. (a)	18,619	38

Communications & Media (0.5%)
CKX, Inc. (a)	32,430	133

Communications Technology (2.6%)
Gmarket, Inc. ADR (a)	17,143	281
GSI Commerce, Inc. (a)	28,306	371
		652
Computer Services Software & Systems (10.6%)
Bankrate, Inc. (a)	8,110	202
Blackboard, Inc. (a)	16,040	509
comScore, Inc. (a)	13,197	160
Forrester Research, Inc. (a)	28,240	581
Longtop Financial Technologies Ltd. ADR (a)	26,824	570
Sina Corp. (a)	8,700	202
Solera Holdings, Inc. (a)	15,586	386
		2,610
Education Services (2.2%)
Ambassadors Group, Inc.	25,173	204
Strayer Education, Inc.	1,846	332
		536
Electronics: Semi-Conductors/Components (1.6%)
Tessera Technologies, Inc. (a)	28,762	385

Electronics: Technology (1.4%)
Cogent Communications Group, Inc. (a)	48,714	351

Energy — Miscellaneous (3.4%)
Contango Oil & Gas Co. (a)	21,345	837

Engineering & Contracting Services (1.7%)
Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	22,637	413

Financial — Miscellaneous (4.6%)
Interactive Data Corp.	16,184	402
Riskmetrics Group, Inc. (a)	51,508	736
		1,138
Health Care Services (2.0%)
athenahealth, Inc. (a)	20,461	493

Homebuilding (1.4%)
Brascan Residential Properties S.A.	127,432	109
Gafisa S.A. ADR	24,244	242
		351
Hotel/Motel (0.5%)
Mandarin Oriental International Ltd.	154,100	122

Insurance: Multi-Line (3.3%)
Greenlight Capital Re Ltd., Class A (a)	42,037	671
Pico Holdings, Inc. (a)	4,651	140
		811
Investment Management Companies (6.3%)
Capital Southwest Corp.	1,208	92
Climate Exchange plc (a)	5,272	62
Greenhill & Co., Inc.	19,076	1,409
		1,563
Leisure Time (0.5%)
Aruze Corp. (a)	21,700	107
Premier Exhibitions, Inc. (a)	22,609	17
		124
Machinery: Industrial/Specialty (1.0%)
Middleby Corp. (a)	7,518	244

Medical & Dental Instruments & Supplies (5.6%)
Cepheid, Inc. (a)	15,525	107
Techne Corp.	23,134	1,266
		1,373
Oil: Crude Producers (0.9%)
Carrizo Oil & Gas, Inc. (a)	11,896	105
GMX Resources, Inc. (a)	17,816	116
		221
Printing & Copying Services (1.5%)
VistaPrint Ltd. (a)	13,173	362

Publishing — Miscellaneous (1.1%)
Morningstar, Inc. (a)	8,121	277

Real Estate Investment Trusts (REIT) (0.4%)
Consolidated-Tomoka Land Co.	3,252	97

Restaurants (4.1%)
BJ’s Restaurants, Inc. (a)	25,691	358
P.F. Chang’s China Bistro, Inc. (a)	28,206	645
		1,003
Retail (8.5%)
Blue Nile, Inc. (a)	26,484	799
Citi Trends, Inc. (a)	21,204	485
Ctrip.com International Ltd. ADR	21,653	593
Dena Co., Ltd.	69	225
		2,102
Services: Commercial (8.6%)
Advisory Board Co. (The) (a)	27,531	457
Corporate Executive Board Co. (The)	10,345	150
CoStar Group, Inc. (a)	23,646	715
Information Services Group, Inc. (a)	58,514	180
MercadoLibre, Inc. (a)	15,537	288
New Oriental Education & Technology Group ADR (a)	6,526	328
		2,118
Shoes (1.1%)
Lululemon Athletica, Inc. (a)	30,731	266

Technology — Miscellaneous (0.8%)
iRobot Corp. (a)	17,332	132
Market Leader, Inc. (a)	24,745	36
Rediff.com India Ltd. ADR (a)	19,830	37
		205
Toys (2.6%)
Marvel Entertainment, Inc. (a)	23,824	632

Transportation — Miscellaneous (0.5%)
Integrated Distribution Services Group Ltd.	116,000	135

Utilities: Electrical (3.2%)
Brookfield Infrastructure Partners LP	60,335	798
Total Common Stocks (Cost $37,059)		22,818

Preferred Stocks (3.1%)
Biotechnology Research & Production (0.7%)
Pacific Biosciences of California, Inc. (Convertible) (a)(b)(c)	28,120	157

Diversified Financial Services (0.6%)
Ning, Inc. (Convertible) (a)(b)(c)	30,861	154

The Universal Institutional Funds, Inc.

Small Company Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

		Value
	Shares	(000)
Drugs & Pharmaceuticals (1.8%)
Ironwood Pharmaceutical, Inc. (Convertible) (a)(b)(c)	36,808	$442
Total Preferred Stocks (Cost $647)		753

Short-Term Investment (4.8%)
Investment Company (4.8%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $1,194)(d)	1,194,238	1,194
Total Investments (100.5%) (Cost $38,900) +(e)		24,765
Liabilities in Excess of Other Assets (-0.5%)		(122)
Net Assets (100%)		$24,643

(a)	Non-income producing security.
(b)

At March 31, 2009, the Portfolio held approximately $753,000 of fair valued securities, representing 3.1% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(c)	Security has been deemed illiquid at March 31, 2009.
(d)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Advisor. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2009, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $2,000. For the period ended March 31, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $354,000 and $1,018,000, respectively.

(e)

The approximate market value and percentage of total investments, $650,000 and 2.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments in the Notes to Portfolio of Investments.

+

At March 31, 2009, the U.S. Federal income tax cost basis of investments was approximately $38,900,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $14,135,000 of which $1,468,000 related to appreciated securities and $15,603,000 related to depreciated securities.

ADR	American Depositary Receipt

The Universal Institutional Funds, Inc.

U.S. Mid Cap Value Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

		Value
	Shares	(000)
Common Stocks (93.7%)
Aerospace & Defense (3.3%)
Goodrich Corp.	170,000	$6,441

Auto Components (2.9%)
Autoliv, Inc.	314,100	5,833

Automobiles (2.4%)
Harley-Davidson, Inc.	350,268	4,690

Capital Markets (6.3%)
Charles Schwab Corp. (The)	155,300	2,407
Invesco Ltd.	300,557	4,166
Northern Trust Corp.	97,476	5,831
		12,404
Chemicals (4.8%)
Valspar Corp.	479,830	9,582

Commercial Banks (1.8%)
KeyCorp	456,500	3,593

Commercial Services & Supplies (5.6%)
Avery Dennison Corp.	222,400	4,968
Pitney Bowes, Inc.	262,900	6,139
		11,107
Computers & Peripherals (4.2%)
Diebold, Inc.	281,560	6,011
Teradata Corp. (a)	139,200	2,258
		8,269
Electric Utilities (2.4%)
American Electric Power Co., Inc.	189,730	4,793

Electronic Equipment, Instruments & Components (3.2%)
Agilent Technologies, Inc. (a)	202,300	3,109
Flextronics International Ltd (a)	1,139,348	3,293
		6,402
Food Products (3.9%)
ConAgra Foods, Inc.	457,460	7,717

Health Care Equipment & Supplies (4.1%)
Beckman Coulter, Inc.	160,170	8,170

Health Care Providers & Services (4.5%)
Brookdale Senior Living, Inc.	364,100	1,839
Healthsouth Corp. (a)	806,386	7,161
		9,000
Household Durables (2.3%)
Newell Rubbermaid, Inc.	725,980	4,632

Independent Power Producers & Energy Traders (1.4%)
NRG Energy, Inc. (a)	160,900	2,832

Information Technology Services (4.6%)
Perot Systems Corp., Class A (a)	707,240	9,109

Insurance (12.1%)
ACE Ltd.	175,499	7,090
Aspen Insurance Holdings Ltd.	241,482	5,424
Marsh & McLennan Cos., Inc.	303,931	6,155
Willis Group Holdings Ltd.	244,300	5,374
		24,043
Internet Software & Services (0.9%)
eBay, Inc. (a)	140,000	1,758

Machinery (3.9%)
Pentair, Inc.	354,120	7,674

Multi-Utilities (3.5%)
Wisconsin Energy Corp.	167,240	6,885

Office Electronics (3.1%)
Zebra Technologies Corp., Class A (a)	326,600	6,212

Oil, Gas & Consumable Fuels (5.3%)
El Paso Corp.	1,104,870	6,905
Hess Corp.	65,010	3,524
		10,429
Personal Products (2.6%)
Estee Lauder Cos., Inc. (The)	204,800	5,048

Professional Services (2.0%)
Robert Half International, Inc.	216,300	3,857

Real Estate Investment Trusts (REITs) (0.5%)
Simon Property Group, Inc. REIT	28,300	980

Specialty Retail (2.1%)
O’Reilly Automotive, Inc. (a)	115,900	4,058
Total Common Stocks (Cost $285,247)		185,518

Short-Term Investment (5.6%)
Investment Company (5.6%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $11,125)(b)	11,125,277	11,125
Total Investments (99.3%) (Cost $296,372) +		196,643
Other Assets in Excess of Liabilities (0.7%)		1,314
Net Assets (100%)		$197,957

(a)	Non-income producing security.
(b)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2009, advisory fees paid were reduced by approximately $3,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $15,000. For the period ended March 31, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $12,687,000 and $16,945,000, respectively.

+

At March 31, 2009, the U.S. Federal income tax cost basis of investments was approximately $296,372,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $99,729,000 of which $2,466,000 related to appreciated securities and $102,195,000 related to depreciated securities.

REIT	Real Estate Investment Trust

The Universal Institutional Funds, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

		Value
	Shares	(000)
Common Stocks (93.2%)
Diversified (5.0%)
Forest City Enterprises, Inc., Class A (a)	796,808	$2,868
Vornado Realty Trust REIT (a)	593,559	19,730
		22,598
Health Care (13.4%)
Assisted Living Concepts, Inc., Class A (b)	228,408	3,097
Capital Senior Living Corp. (b)	73,130	179
Care Investment Trust, Inc. REIT	123,160	673
Extendicare REIT	45,380	154
HCP, Inc. REIT (a)	841,413	15,019
Healthcare Realty Trust, Inc. REIT (a)	658,920	9,877
LTC Properties, Inc. REIT	51,920	911
Senior Housing Properties Trust REIT	1,354,942	18,996
Ventas, Inc. REIT (a)	491,640	11,116
		60,022
Industrial (4.2%)
AMB Property Corp. REIT (a)	181,998	2,621
Cabot Industrial Value Fund, LP (b)(c)(d)	15,200	7,220
DCT Industrial Trust, Inc. REIT	581,790	1,844
Keystone Industrial Fund, LP (b)(c)(d)(e)	8,280,000	6,897
		18,582
Lodging/Resorts (8.0%)
Host Hotels & Resorts, Inc. REIT (a)	2,992,640	11,731
Morgans Hotel Group Co. (b)	641,917	1,996
Starwood Hotels & Resorts Worldwide, Inc.	1,706,687	21,675
Strategic Hotels & Resorts, Inc. REIT	752,833	520
		35,922
Office (11.8%)
Boston Properties, Inc. REIT (a)	654,505	22,927
BRCP REIT I, LLC (b)(c)(d)(e)	4,183,816	1,568
BRCP REIT II, LLC (b)(c)(d)(e)	6,827,857	4,097
Brookfield Properties Corp. (a)	3,019,332	17,331
Kilroy Realty Corp. REIT (a)	2,956	51
Mack-Cali Realty Corp. REIT	338,139	6,698
		52,672
Office/Industrial - Mixed (2.5%)
Liberty Property Trust REIT	373,955	7,083
PS Business Parks, Inc. REIT	113,929	4,198
		11,281
Residential Apartments (17.0%)
Apartment Investment & Management Co., Class A REIT	3,424	19
Atlantic Gulf Communities Corp. (b)(c)(d)(e)	261,572	—
AvalonBay Communities, Inc. REIT (a)	617,467	29,058
Camden Property Trust REIT (a)	498,191	10,751
Equity Residential REIT (a)	1,534,056	28,150
Post Properties, Inc. REIT	813,225	8,246
		76,224
Residential Manufactured Homes (2.6%)
Equity Lifestyle Properties, Inc. REIT	306,353	11,672

Retail Regional Malls (8.2%)
Simon Property Group, Inc. REIT (a)	996,841	34,531
Taubman Centers, Inc. REIT (a)	123,829	2,110
		36,641
Retail Strip Centers (9.7%)
Acadia Realty Trust REIT (a)	413,835	4,391
BPP Liquidating Trust REIT (b)(c)(d)	227,282	—
Equity One, Inc. REIT (a)	18,006	219
Federal Realty Investment Trust REIT (a)	423,707	19,491
Ramco-Gershenson Properties Trust REIT (a)	177,329	1,144
Regency Centers Corp. REIT (a)	673,250	17,888
Weingarten Realty Investors REIT (a)	11,980	114
		43,247
Self Storage (6.7%)
Public Storage REIT	495,460	27,374
Sovran Self Storage, Inc. REIT	122,784	2,466
		29,840
Timber (4.1%)
Plum Creek Timber Co., Inc. REIT (a)	630,060	18,316
Total Common Stocks (Cost $931,835)		417,017

Preferred Stocks (0.0%)
Residential Apartments (0.0%)
Atlantic Gulf Communities Corp. (b)(c)(e)	79,420	—
Atlantic Gulf Communities Corp., Series B (Convertible) (b)(c)(d)(e)(f)	57,048	—
Atlantic Gulf Communities Corp., Series B (b)(c)(d)(e)	2,003	—
Total Preferred Stocks (Cost $1,488)		—

Short-Term Investments (22.4%)
Securities held as Collateral on Loaned Securities (19.6%)
Investment Company (16.1%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (g)	71,995,966	71,996

Face Amount
(000)
Repurchase Agreement (3.5%)
Credit Suisse Securities USA LLC, 0.28%, dated 3/31/09, due 4/1/09, repurchase price $15,727; fully collateralized by U.S government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: 4.50% - 5.50%, due 11/1/33 - 4/1/39, valued at $16,041.	$15,727	15,727
87,723

The Universal Institutional Funds, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

		Value
	Shares	(000)
Investment Company (2.8%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (g)	12,362,355	$12,362
Total Short-Term Investments (Cost $100,085)		100,085
Total Investments (115.6%) (Cost $1,033,408) — Including $85,613 of Securities Loaned +		517,102
Liabilities in Excess of Other Assets (-15.6%)		(69,913)
Net Assets (100%)		$447,189

(a)

All or a portion of security on loan at March 31, 2009. At March 31, 2009, the Portfolio had loaned securities with a total value of $85,613,000. This was secured by collateral of $87,723,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(b)	Non-income producing security.
(c)

At March 31, 2009, the Portfolio held approximately $19,782,000 of fair valued securities, representing 4.4% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(d)	Security has been deemed illiquid at March 31, 2009.
(e)

Restricted security valued at fair value and not registered under the Securities Act of 1933. Atlantic Gulf Communities Corp. was acquired 5/97 - 6/97 and has a current cost basis of $1,404,000. Atlantic Gulf Communities, Corp., Preferred was acquired 2/00 and has a current cost basis of $794,000. Atlantic Gulf Communities, Corp., Series B Preferred was acquired 6/97 and has a current cost basis of $20,000. Atlantic Gulf Communities, Corp., Series B Preferred (Convertible) was acquired 11/97 and has a current cost basis of $673,000. BRCP REIT I, LLC was acquired 5/03 - 5/08 and has a current cost basis of $1,391,000. BRCP REIT II, LLC was acquired 10/06 - 12/07 and has a current cost basis of $6,828,000. Keystone Industrial Fund LP was acquired 3/06 - 3/09 and has a current cost basis of $6,897,000. At March 31, 2009, these securities had an aggregate market value of $12,562,000 representing 2.8% of net assets.

(f)	Issuer is in default.
(g)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2009, advisory fees paid were reduced by approximately $3,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $88,000. For the period ended March 31, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $117,947,000 and $171,202,000, respectively.

+

At March 31, 2009, the U.S. Federal income tax cost basis of investments was approximately $1,033,408,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $516,306,000 of which $178,000 related to appreciated securities and $516,484,000 related to depreciated securities.

REIT	Real Estate Investment Trust

The Universal Institutional Funds, Inc.

Value Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

		Value
	Shares	(000)
Common Stocks (97.5%)
Beverages (2.6%)
Coca-Cola Co. (The)	7,800	$343
Dr. Pepper Snapple Group, Inc. (a)	7,264	123
		466
Capital Markets (3.9%)
Bank of New York Mellon Corp. (The)	21,260	601
Goldman Sachs Group, Inc. (The)	900	95
		696
Chemicals (1.2%)
E.I. du Pont de Nemours & Co.	9,902	221

Commercial Banks (2.4%)
Barclays plc ADR	1,600	14
PNC Financial Services Group, Inc.	4,900	143
U.S. Bancorp	6,300	92
Wells Fargo & Co.	12,900	184
		433
Communications Equipment (1.8%)
Cisco Systems, Inc. (a)	13,100	220
Telefonaktiebolaget LM Ericsson ADR	12,000	97
		317
Computers & Peripherals (4.3%)
Dell, Inc. (a)	32,052	304
Hewlett-Packard Co.	5,600	179
International Business Machines Corp.	2,900	281
		764
Diversified Financial Services (3.4%)
Bank of America Corp.	28,308	193
JPMorgan Chase & Co.	15,600	415
		608
Diversified Telecommunication Services (5.0%)
AT&T, Inc.	13,400	338
Verizon Communications, Inc.	18,200	549
		887
Electrical Equipment (0.5%)
Emerson Electric Co.	3,000	86

Electronic Equipment, Instruments & Components (0.4%)
Cognex Corp.	3,200	43
Flextronics International Ltd. (a)	7,700	22
		65
Energy Equipment & Services (1.1%)
Halliburton Co.	12,703	196

Food & Staples Retailing (4.0%)
CVS Caremark Corp.	7,700	212
Wal-Mart Stores, Inc.	9,700	505
		717
Food Products (7.4%)
Cadbury plc ADR	15,752	477
Kraft Foods, Inc.	18,457	412
Sara Lee Corp.	11,600	94
Unilever N.V. (NY Shares)	17,200	337
		1,320
Health Care Equipment & Supplies (1.1%)
Boston Scientific Corp. (a)	25,900	206

Health Care Providers & Services (3.1%)
Cardinal Health, Inc.	11,200	353
UnitedHealth Group, Inc.	4,400	92
WellPoint, Inc. (a)	2,700	102
		547
Household Products (0.3%)
Kimberly-Clark Corp.	1,100	51

Industrial Conglomerates (1.0%)
General Electric Co.	17,600	178

Information Technology Services (0.6%)
Computer Sciences Corp. (a)	1,600	59
Western Union Co. (The)	3,600	45
		104
Insurance (10.9%)
Aflac, Inc.	2,100	41
Berkshire Hathaway, Inc., Class B (a)	100	282
Chubb Corp.	22,180	939
MetLife, Inc.	7,400	168
Torchmark Corp.	4,600	121
Travelers Cos., Inc. (The)	10,120	411
		1,962
Internet & Catalog Retail (0.3%)
Liberty Media Corp. - Interactive, Class A (a)	19,500	57

Internet Software & Services (2.7%)
eBay, Inc. (a)	31,800	399
Yahoo!, Inc. (a)	6,800	87
		486
Media (13.9%)
Comcast Corp., Class A	55,900	763
Liberty Media Corp. - Entertainment, Class A (a)	11,880	237
News Corp., Class B	28,600	220
Time Warner Cable, Inc.	5,809	144
Time Warner, Inc.	23,133	447
Viacom, Inc., Class B (a)	39,150	680
		2,491
Metals & Mining (1.0%)
Alcoa, Inc.	24,700	181

Multiline Retail (1.7%)
J.C. Penney Co., Inc.	5,800	116
Macy’s, Inc.	12,600	112
Target Corp.	2,000	69
		297
Oil, Gas & Consumable Fuels (1.8%)
BP plc ADR	2,300	92
ConocoPhillips	2,100	82
Total S.A. ADR	3,200	157
		331
Paper & Forest Products (2.4%)
International Paper Co.	61,186	431

Pharmaceuticals (12.6%)
Abbott Laboratories	3,000	143
Bristol-Myers Squibb Co.	24,200	530
Eli Lilly & Co.	6,900	230
GlaxoSmithKline plc ADR	2,500	78
Pfizer, Inc.	25,900	353
Roche Holding AG ADR	3,800	131
Schering-Plough Corp.	20,600	485
Wyeth	7,100	306
		2,256
Semiconductors & Semiconductor Equipment (1.9%)
Intel Corp.	14,900	224
KLA-Tencor Corp.	6,200	124
		348
Software (0.7%)
Microsoft Corp.	6,400	118

Specialty Retail (1.8%)
Home Depot, Inc.	7,300	172
Lowe’s Cos., Inc.	8,300	151
		323

The Universal Institutional Funds, Inc.

Value Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

		Value
	Shares	(000)
Tobacco (1.7%)
Altria Group, Inc.	9,100	$146
Philip Morris International, Inc.	4,700	167
		313
Total Common Stocks (Cost $26,983)		17,456

Short-Term Investment (2.6%)
Investment Company (2.6%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (Cost $463)(b)	463,316	463
Total Investments (100.1%) (Cost $27,446) +		17,919
Liabilities in Excess of Other Assets (-0.1%)		(9)
Net Assets (100%)		$17,910

(a)	Non-income producing security.
(b)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2009, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $1,000. For the period ended March 31, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $1,152,000 and $1,423,000, respectively.

+

At March 31, 2009, the U.S. Federal income tax cost basis of investments was approximately $27,446,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $9,527,000 of which $261,000 related to appreciated securities and $9,788,000 related to depreciated securities.

ADR	American Depositary Receipt

Notes to Portfolio of Investments (unaudited)

The Portfolios adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective January 1, 2008. In accordance SFAS 157, fair value is defined as the price that the Portfolios would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value the Portfolios’ investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolios’ investments carried at value:

Portfolios - Assets	Investments in Securities (Level 1) (000)	Investments in Securities (Level 2) (000)	Investments in Securities (Level 3) (000)		Total for Investments in Securities (000)	Other Financial Instruments* (Level 1) (000)	Other Financial Instruments* (Level 2) (000)		Other Financial Instruments* (Level 3) (000)	Total for Other Financial Instruments (000)
Capital Growth	$55,980	$3,045	$—	**	$59,025	$—	$—		$—	$—
Core Plus Fixed Income	3,502	556,189	736		560,427	1,085	120		—	1,205
Emerging Markets Debt	8,605	113,409	—		122,014	—	—		—	—
Emerging Markets Equity	133,418	403,797	—		537,215	—	28		—	28
Equity and Income	308,761	156,380	—		465,141	657	8		—	665
Global Franchise	33,881	48,617	—		82,498	—	137		—	137
Global Real Estate	124,430	178,417	—		302,847	—	—	@	—	—	@
Global Value Equity	11,273	27,412	—		38,685	—	13		—	13
High Yield	3,934	27,980	—	**	31,914	—	—		—	—
International Growth Equity	25,874	125,598	—		151,472	—	6		—	6
International Magnum	5,967	62,565	—		68,532	—	1,040		—	1,040
Mid Cap Growth	137,812	12,847	1,154		151,813	—	—		—	—
Small Company Growth	23,361	650	754		24,765	—	—		—	—
US Mid Cap Value	196,643	—	—		196,643	—	—		—	—
US Real Estate	481,593	15,727	19,782		517,102	—	—		—	—
Value	17,919	—	—		17,919	—	—		—	—

@ Amount is less than $500.

Portfolios - Liabilities	Investments in Securities (Level 1) (000)	Investments in Securities (Level 2) (000)	Investments in Securities (Level 3) (000)	Total for Investments in Securities (000)	Other Financial Instruments* (Level 1) (000)	Other Financial Instruments* (Level 2) (000)	Other Financial Instruments* (Level 3) (000)	Total for Other Financial Instruments (000)
Capital Growth	$—	$—	$—	$—	$—	$—	$—	$—
Core Plus Fixed Income	—	—	—	—	(1,671)	(4,642)	—	(6,313)
Emerging Markets Debt	—	—	—	—	—	—	—	—
Emerging Markets Equity	—	—	—	—	—	(11)	—	(11)
Equity and Income	—	—	—	—	(1,179)	—	—	(1,179)
Global Franchise	—	—	—	—	—	—	—	—
Global Real Estate	—	—	—	—	—	—	—	—
Global Value Equity	—	—	—	—	—	(126)	—	(126)
High Yield	—	—	—	—	—	—	—	—
International Growth Equity	—	—	—	—	—	—	—	—
International Magnum	—	—	—	—	—	(804)	—	(804)
Mid Cap Growth	—	—	—	—	—	—	—	—
Small Company Growth	—	—	—	—	—	—	—	—
US Mid Cap Value	—	—	—	—	—	—	—	—
US Real Estate	—	—	—	—	—	—	—	—
Value	—	—	—	—	—	—	—	—

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value for Investment in Securities:

Portfolio	Beginning Balance as of 12/31/08 (000)		Accrued discounts/ premiums (000)	Realized gain (loss) (000)	Change in unrealized appreciation (depreciation) (000)	Net purchases (sales) (000)	Net transfers in and/or out of Level 3 (000)	Balance as of 3/31/09 (000)
Capital Growth	$—	**	$—	$—	$—	$—	$—	$—	**
Core Plus Fixed Income	3,090		10	(14,048)	14,522	(2,735)	(103)	736
Emerging Markets Debt	—		—	—	—	—	—	—
Emerging Markets Equity	—		—	—	—	—	—	—
Equity and Income	—		—	—	—	—	—	—
Global Franchise	—		—	—	—	—	—	—
Global Real Estate	—		—	—	—	—	—	—
Global Value Equity	—		—	—	—	—	—	—
High Yield	—	**	—	—	—	—	—	—	**
International Growth Equity	—		—	—	—	—	—	—
International Magnum	—		—	—	—	—	—	—
Mid Cap Growth	1,154		—	—	—	—	—	1,154
Small Company Growth	753		—	—	—	—	—	753
US Mid Cap Value	—		—	—	—	—	—	—
US Real Estate	21,111		(34)	—	(1,746)	451	—	19,782
Value	—		—	—	—	—	—	—

*	Other financial instruments include futures, written options, forwards and swap contracts.
* *	Includes a security which is valued at zero.

Following is the amounts of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at March 31, 2009:

Portfolio	Investments in Securities (000)	Other Financial Instruments (000)
Capital Growth	$—	$—
Core Plus Fixed Income	57	—
Emerging Markets Debt	—	—
Emerging Markets Equity	—	—
Equity and Income	—	—
Global Franchise	—	—
Global Real Estate	—	—
Global Value Equity	—	—
High Yield	—	—
International Growth Equity	—	—
International Magnum	—	—
Mid Cap Growth	—	—
Small Company Growth	—	—
US Mid Cap Value	—	—
US Real Estate	(1,746)	—
Value	—	—

Security Valuation: Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors.

Item 2. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Universal Institutional Funds, Inc.
By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	May 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	May 19, 2009

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	May 19, 2009